JANUARY 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

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Franklin
Large Cap Equity Fund

FRANKLIN TEMPLETON
INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Large Cap Equity Fund

Your Fund's Goal and Main Investments: Franklin Large Cap Equity Fund seeks long-term growth of principal and income through investing at least 80% of its net assets in equity securities of large capitalization companies with market capitalizations within the top 50% of companies in the Russell 1000® Index, or of more than $5 billion, at the time of purchase.[1] The Fund attempts to keep taxable capital gains distributions relatively low.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

We are pleased to bring you Franklin Large Cap Equity Fund's semiannual report for the period ended January 31, 2013.

Performance Overview

Franklin Large Cap Equity Fund – Class A delivered a +10.64% cumulative total return for the six months ended January 31, 2013. In comparison, the Standard & Poor's 500® Index (S&P 500®), which is a broad measure of U.S. stock performance, returned +9.91%.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

1. The Russell 1000® Index is market capitalization weighted and measures performance of the largest companies in the Russell 3000® Index, which represent the majority of the U.S. market's total capitalization. Russell 1000® and Russell 3000® are trademarks of the Frank Russell Company.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. STANDARD & POOR'S®, S&P® and S&P 500® are registered trademarks of Standard & Poor's Financial Services LLC. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

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Fund, from time to time, may have significant positions in particular sectors such as technology or industrials. We also seek to identify companies that we believe are temporarily out of favor with investors, but have a good intermediate- or long-term outlook.

Manager's Discussion

Stock selection was the primary contributor to Fund performance relative to the S&P 500 during the six months under review. The Fund's information technology (IT) holdings delivered healthy returns compared with those in the benchmark.[3] IT contributors were led by integrated wireless and software technology solutions provider Trimble Navigation[4] and semiconductor foundry Taiwan Semiconductor Manufacturing.[4] Stock selection in the consumer staples and industrials sectors also supported relative performance.[5] In consumer staples, off-benchmark premium alcoholic beverage manufacturer Diageo's share price advanced during the period.[4] Rockwell Automation, an industrial automation services provider, was a strong performer from the industrials sector, as was aerospace, construction, and security technology firm United Technologies. The Fund's lack of exposure to the underperforming utilities and telecommunication services sectors was also beneficial. Other key contributors to relative performance included global investment bank Morgan Stanley, multinational investment manager BlackRock and home improvement retailer Lowe's.

Conversely, stock selection in the energy sector hurt relative performance as an overweighted position in oil and natural gas exploration and production firm Devon Energy lost value.[6] Certain financials and consumer discretionary holdings were beneficial, but our underweighting in these strongly performing sectors hurt relative results.[7] Other notable detractors from relative performance included drug developer and manufacturer Teva Pharmaceutical Industries,[4] pharmacy benefit manager Express Scripts Holding and casual dining operator Darden Restaurants. We eliminated our position in Darden during the period. Although IT positions in aggregate contributed to relative returns, holdings such as information infrastructure firm EMC and semiconductor manufacturer Intel weighed on performance.

Geographic Breakdown
1/31/13

	% of Total Net Assets
U.S.	76.2%
Taiwan	2.5%
Switzerland	2.3%
U.K.	2.2%
Israel	1.9%
South Korea	1.8%
Short-Term Investments & Other Net Assets	13.1%

3. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; Internet software and services; IT services; semiconductors and semiconductor equipment; and software in the SOI.

4. This holding is not an index component.

5. The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The industrials sector comprises aerospace and defense, air freight and logistics, electrical equipment, industrial conglomerates and machinery in the SOI.

6. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

7. The financials sector comprises capital markets, commercial banks, consumer finance and insurance in the SOI. The consumer discretionary sector comprises Internet and catalog retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

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Thank you for your continued participation in Franklin Large Cap Equity Fund. We look forward to serving your future investment needs.

S. Mackintosh Pulsifer

Kenneth J. Siegel

Linda Krouner

Portfolio Management Team
Franklin Large Cap Equity Fund

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

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Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	3-Year	Inception (9/30/08)
Cumulative Total Return[2]	+10.64%	+10.82%	+34.89%	+31.11%
Average Annual Total Return[3]	+4.27%	+4.44%	+8.33%	+5.00%
Value of $10,000 Investment[4]	$10,427	$10,444	$12,713	$12,358
Avg. Ann. Total Return (12/31/12)[5]		+6.10%	+5.27%	+3.91%
Total Annual Operating Expenses[6]				
Without Waiver	1.43%			
With Waiver	1.26%			
Class C	**6-Month**	**1-Year**	**3-Year**	**Inception (9/30/08)**
Cumulative Total Return[2]	+10.30%	+10.48%	+32.95%	+27.99%
Average Annual Total Return[3]	+9.30%	+9.48%	+9.96%	+5.85%
Value of $10,000 Investment[4]	$10,930	$10,948	$13,295	$12,799
Avg. Ann. Total Return (12/31/12)[5]		+11.43%	+6.82%	+4.79%
Total Annual Operating Expenses[6]				
Without Waiver	2.09%			
With Waiver	1.92%			
Class R	**6-Month**	**1-Year**	**3-Year**	**Inception (9/30/08)**
Cumulative Total Return[2]	+10.52%	+11.00%	+34.63%	+30.54%
Average Annual Total Return[3]	+10.52%	+11.00%	+10.42%	+6.34%
Value of $10,000 Investment[4]	$11,052	$11,100	$13,463	$13,054
Avg. Ann. Total Return (12/31/12)[5]		+12.98%	+7.31%	+5.26%
Total Annual Operating Expenses[6]				
Without Waiver	1.63%			
With Waiver	1.46%			
Advisor Class	**6-Month**	**1-Year**	**5-Year**	**10-Year**
Cumulative Total Return[2]	+10.91%	+11.61%	+11.64%	+95.07%
Average Annual Total Return[3]	+10.91%	+11.61%	+2.23%	+6.91%
Value of $10,000 Investment[4]	$11,091	$11,161	$11,164	$19,507
Avg. Ann. Total Return (12/31/12)[5]		+13.60%	-0.13%	+6.13%
Total Annual Operating Expenses[6]				
Without Waiver	1.13%			
With Waiver	0.96%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain nonroutine expenses) until 11/30/13.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if appli- cable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each share class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

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Franklin Global Trust

Financial Highlights

Franklin Large Cap Equity Fund

Class A	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$6.09	$6.21	$5.00	$4.67	$5.41
Income from investment operations[b]:					
Net investment income[c]	0.01	0.02	0.01	0.01	0.04
Net realized and unrealized gains (losses)	0.64	(0.13)	1.21	0.34	(0.60)
Total from investment operations	0.65	(0.11)	1.22	0.35	(0.56)
Less distributions from:					
Net investment income	(0.01)	(0.01)	(0.01)	(0.02)	(0.03)
Net realized gains	—	—	—	—	(0.15)
Total distributions	(0.01)	(0.01)	(0.01)	(0.02)	(0.18)
Net asset value, end of period	$6.73	$6.09	$6.21	$5.00	$4.67
Total return[d]	10.64%	(1.71)%	24.35%	7.47%	(9.78)%
Ratios to average net assets[e]					
Expenses before waiver and payments by affiliates	1.41%	1.41%	1.41%	1.45%	1.51%
Expenses net of waiver and payments by affiliates	1.25%	1.25%	1.25%	1.25%	1.27%[f]
Net investment income	0.22%	0.26%	0.15%	0.28%	0.74%
Supplemental data					
Net assets, end of period (000's)	$7,747	$6,842	$6,205	$3,230	$1,412
Portfolio turnover rate	1.94%	21.88%	24.73%	35.55%	70.93%

[a]For the period September 30, 2008 (effective date) to July 31, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights *(continued)*

Franklin Large Cap Equity Fund

Class C	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009[a]
Per share operating performance					
(for a share outstanding throughout the period)					
Net asset value, beginning of period	$6.02	$6.14	$4.97	$4.66	$5.41
Income from investment operations[b]:					
Net investment income (loss)[c]	(0.02)	(0.02)	(0.03)	(0.03)	0.01
Net realized and unrealized gains (losses)	0.64	(0.10)	1.20	0.35	(0.59)
Total from investment operations	0.62	(0.12)	1.17	0.32	(0.58)
Less distributions from:					
Net investment income	—	—	—	(0.01)	(0.02)
Net realized gains	—	—	—	—	(0.15)
Total distributions	—	—	—	(0.01)	(0.17)
Net asset value, end of period	$6.64	$6.02	$6.14	$4.97	$4.66
Total return[d]	10.30%	(1.95)%	23.54%	6.78%	(10.28)%
Ratios to average net assets[e]					
Expenses before waiver and payments by affiliates	2.09%	2.07%	2.08%	2.15%	2.20%
Expenses net of waiver and payments by affiliates	1.93%	1.91%	1.92%	1.95%	1.96%[f]
Net investment income (loss)	(0.46)%	(0.40)%	(0.52)%	(0.42)%	0.05%
Supplemental data					
Net assets, end of period (000's)	$1,488	$1,116	$1,221	$408	$76
Portfolio turnover rate	1.94%	21.88%	24.73%	35.55%	70.93%

[a]For the period September 30, 2008 (effective date) to July 31, 2009.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[e]Ratios are annualized for periods less than one year.
[f]Benefit of expense reduction rounds to less than 0.01%.

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14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Highlights *(continued)*

Franklin Large Cap Equity Fund

Advisor Class	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$6.12	$6.22	$5.01	$4.67	$6.20	$7.28
Income from investment operations[a]:						
Net investment income[b]	0.02	0.03	0.03	0.03	0.05	0.05
Net realized and unrealized gains (losses)	0.65	(0.10)	1.20	0.34	(1.39)	(0.48)
Total from investment operations	0.67	(0.07)	1.23	0.37	(1.34)	(0.43)
Less distributions from:						
Net investment income	(0.02)	(0.03)	(0.02)	(0.03)	(0.04)	(0.06)
Net realized gains	—	—	—	—	(0.15)	(0.59)
Total distributions	(0.02)	(0.03)	(0.02)	(0.03)	(0.19)	(0.65)
Net asset value, end of period	$6.77	$6.12	$6.22	$5.01	$4.67	$6.20
Total return[c]	10.91%	(1.07)%	24.63%	7.92%	(21.07)%	(6.66)%
Ratios to average net assets[d]						
Expenses before waiver and payments by affiliates	1.11%	1.11%	1.11%	1.15%	1.21%	1.03%
Expenses net of waiver and payments by affiliates	0.95%	0.95%	0.95%	0.95%	0.97%[e]	1.03%[e]
Net investment income	0.52%	0.56%	0.45%	0.58%	1.04%	0.67%
Supplemental data						
Net assets, end of period (000's)	$92,486	$86,143	$84,930	$61,560	$50,123	$75,891
Portfolio turnover rate	1.94%	21.88%	24.73%	35.55%	70.93%	51.54%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[b]Based on average daily shares outstanding.
[c]Total return is not annualized for periods less than one year.
[d]Ratios are annualized for periods less than one year.
[e]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited)

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks 86.9%			
Aerospace & Defense 2.0%			
United Technologies Corp.	United States	22,900	$ 2,005,353
Air Freight & Logistics 1.6%			
United Parcel Service Inc., B	United States	20,700	1,641,303
Auto Components 1.5%			
[a] BorgWarner Inc.	United States	20,000	1,483,600
Beverages 3.3%			
Diageo PLC, ADR	United Kingdom	18,700	2,230,910
PepsiCo Inc.	United States	15,700	1,143,745
			3,374,655
Biotechnology 3.5%			
[a] Celgene Corp.	United States	21,600	2,137,536
[a] Gilead Sciences Inc.	United States	37,000	1,459,650
			3,597,186
Capital Markets 4.7%			
BlackRock Inc.	United States	10,500	2,480,940
Morgan Stanley	United States	101,000	2,307,850
			4,788,790
Chemicals 1.8%			
Air Products and Chemicals Inc.	United States	21,200	1,853,516
Commercial Banks 2.4%			
Wells Fargo & Co.	United States	71,100	2,476,413
Communications Equipment 2.2%			
QUALCOMM Inc.	United States	34,100	2,251,623
Computers & Peripherals 3.6%			
Apple Inc.	United States	5,100	2,322,081
[a] EMC Corp.	United States	56,200	1,383,082
			3,705,163
Consumer Finance 1.7%			
American Express Co.	United States	28,800	1,693,728
Electrical Equipment 2.0%			
Rockwell Automation Inc.	United States	22,800	2,033,532
Electronic Equipment, Instruments & Components 1.5%			
[a] Trimble Navigation Ltd.	United States	24,100	1,506,250
Energy Equipment & Services 3.0%			
National Oilwell Varco Inc.	United States	19,200	1,423,488
Schlumberger Ltd.	United States	20,800	1,623,440
			3,046,928
Food & Staples Retailing 1.2%			
Costco Wholesale Corp.	United States	12,000	1,228,080
Food Products 2.3%			
Nestle SA	Switzerland	34,000	2,386,424

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Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin Large Cap Equity Fund	Country	Shares	Value
Common Stocks (continued)			
Health Care Equipment & Supplies 2.4%			
Abbott Laboratories	United States	19,500	$ 660,660
St. Jude Medical Inc.	United States	42,800	1,741,960
			2,402,620
Health Care Providers & Services 3.5%			
[a]Express Scripts Holding Co.	United States	35,300	1,885,726
[a]Laboratory Corp. of America Holdings	United States	18,600	1,664,700
			3,550,426
Industrial Conglomerates 2.3%			
General Electric Co.	United States	104,700	2,332,716
Insurance 3.3%			
ACE Ltd.	United States	19,100	1,629,803
[a]Markel Corp.	United States	3,700	1,761,681
			3,391,484
Internet & Catalog Retail 1.1%			
[a]Amazon.com Inc.	United States	4,000	1,062,000
Internet Software & Services 2.6%			
[a]Facebook Inc., A	United States	19,600	607,012
[a]Google Inc., A	United States	2,700	2,040,363
			2,647,375
IT Services 4.1%			
International Business Machines Corp.	United States	9,100	1,847,937
MasterCard Inc., A	United States	4,500	2,332,800
			4,180,737
Life Sciences Tools & Services 2.0%			
Agilent Technologies Inc.	United States	46,200	2,068,836
Machinery 2.1%			
Cummins Inc.	United States	18,500	2,124,355
Oil, Gas & Consumable Fuels 7.5%			
Anadarko Petroleum Corp.	United States	23,600	1,888,472
Chevron Corp.	United States	14,100	1,623,615
Devon Energy Corp.	United States	20,700	1,183,833
Exxon Mobil Corp.	United States	32,300	2,906,031
			7,601,951
Pharmaceuticals 2.6%			
AbbVie Inc.	United States	19,500	715,455
Teva Pharmaceutical Industries Ltd., ADR	Israel	51,000	1,937,490
			2,652,945
Semiconductors & Semiconductor Equipment 5.7%			
Intel Corp.	United States	68,900	1,449,656
[b]Samsung Electronics Co. Ltd., GDR, Reg S	South Korea	2,700	1,794,150
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	Taiwan	141,600	2,511,984
			5,755,790

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18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited)

Franklin Large Cap Equity Fund

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Large Cap Equity Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Semiannual Report | 23

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Large Cap Equity Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Semiannual Report | 25

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Large Cap Equity Fund

1. Organization and Significant Accounting Policies *(continued)*

d. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

e. Accounting Estimates

f. Guarantees and Indemnifications

2. Shares of Beneficial Interest

At January 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended January 31, 2013		Year Ended July 31, 2012	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	251,369	$ 1,621,296	1,243,902	$ 7,503,582
Shares issued in reinvestment of distributions	1,305	8,446	2,865	17,652
Shares redeemed	(225,450)	(1,426,115)	(1,122,572)	(6,740,700)
Net increase (decrease)	27,224	$ 203,627	124,195	$ 780,534

26 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Large Cap Equity Fund

2. Shares of Beneficial Interest *(continued)*

	Six Months Ended January 31, 2013		Year Ended July 31, 2012	
	Shares	Amount	Shares	Amount
Class C Shares:				
Shares sold	80,664	$ 517,289	119,701	$ 726,253
Shares redeemed	(42,077)	(264,192)	(133,216)	(757,054)
Net increase (decrease)	38,587	$ 253,097	(13,515)	$ (30,801)
Class R Shares:				
Shares sold	762	$ 5,160	537	$ 3,222
Shares issued in reinvestment of distributions	—[a]	3	2	10
Shares redeemed	(11)	(74)	(20)	(118)
Net increase (decrease)	751	$ 5,089	519	$ 3,114
Advisor Class Shares:				
Shares sold	1,442,171	$ 9,326,879	2,680,317	$ 15,868,140
Shares issued in reinvestment of distributions	1,247	8,112	1,539	9,174
Shares redeemed	(1,850,133)	(11,904,810)	(2,278,742)	(13,348,666)
Net increase (decrease)	(406,715)	$ (2,569,819)	403,114	$ 2,528,648

[a]Rounds to less than one share.

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Fiduciary International, Inc. (Fiduciary)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Fiduciary based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.530%	Over $6.5 billion, up to and including $11.5 billion
0.500%	In excess of $11.5 billion

Semiannual Report | 27

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Large Cap Equity Fund

3. Transactions with Affiliates *(continued)*

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Reimbursement Plan:	
Class A	0.35%
Compensation Plans:	
Class C	1.00%
Class R	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$4,053
CDSC retained	$ 104

e. Transfer Agent Fees

For the period ended January 31, 2013, the Fund paid transfer agent fees of $13,168, of which $9,618 was retained by Investor Services.

28 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Large Cap Equity Fund

3. Transactions with Affiliates *(continued)*

f. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2013.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2013, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

At July 31, 2012, the Fund had capital loss carryforwards of $3,690,997 expiring in 2018.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At July 31, 2012, the Fund deferred post-October capital losses of $663,577.

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$73,394,218
Unrealized appreciation	$28,481,201
Unrealized depreciation	(1,140,864)
Net unrealized appreciation (depreciation)	$27,340,337

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of foreign currency transactions.

Semiannual Report | 29

30 | Semiannual Report

Semiannual Report | 31

Franklin Global Trust

Shareholder Information

Franklin Large Cap Equity Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

32 | Semiannual Report

VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN LARGE CAP EQUITY FUND

Investment Manager
Fiduciary International, Inc.

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

428 S 03/13

JANUARY 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

Sign up for electronic delivery
at **franklintempleton.com/edelivery**

SECTOR

Franklin Global Real Estate Fund

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report | 3

4 | Semiannual Report

Semiannual Report | 5

Top 10 Holdings
1/31/13

Company *Sector/Industry, Country*	% of Total Net Assets
Simon Property Group Inc. *Retail REITs, U.S.*	5.0%
Mitsubishi Estate Co. Ltd. *Diversified Real Estate Activities, Japan*	3.9%
Westfield Group *Retail REITs, Australia*	3.4%
Unibail-Rodamco SE *Retail REITs, France*	3.2%
Mitsui Fudosan Co. Ltd. *Diversified Real Estate Activities, Japan*	3.2%
Sun Hung Kai Properties Ltd. *Diversified Real Estate Activities, Hong Kong*	2.5%
Prologis Inc. *Industrial REITs, U.S.*	2.2%
Wharf Holdings Ltd. *Diversified Real Estate Activities, Hong Kong*	2.1%
Ventas Inc. *Specialized REITs, U.S.*	2.0%
HCP Inc. *Specialized REITs, U.S.*	2.0%

Conversely, the Fund's stock selection in the office space sector relative to the benchmark index weighed on performance, and Boston Properties was a key detractor.[5] Although we believe the firm maintained a high-quality portfolio and management team, its stock price was relatively expensive among office and U.S. REITs. Despite strong performance in the San Francisco and Boston markets, slack tenant demand in the Manhattan and Washington, DC, markets worried investors. Boston Properties had only modest leasing progress at its 510 Madison property in New York City. An underweighting in Sun Hung Kai Properties also hampered relative performance. Hong Kong developers rallied during the period as a result of strong sales volumes and substantial year-over-year residential price increases. In this environment, the company launched its Century Gateway property with strong pre-sales. Furthermore, Sun Hung Kai Properties also experienced successful unit sales results at its Imperial Cullinan, The Wings and Ana Capri properties. The company impressed investors with its acquisition of the MTR Nam Cheong Station site and a North Point waterfront site. Our overweighted position in Federal Realty Investment Trust, a retail property manager, hurt performance. Although the firm experienced generally positive operational performance during the period, investors rotated to smaller companies that offered what they perceived as relative value. We believe the mixed-use nature and distant delivery schedules of two development projects, Assembly Row in Somerville, Massachusetts, and Pike and Rose in Rockville, Maryland, may have led to investor concerns. Further, the Assembly Row project has a low projected return.

5. Office space holdings are in diversified REITS, office REITs and real estate operating companies in the SOI.

6 | Semiannual Report

Semiannual Report | 7

8 | Semiannual Report

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Advisor Class:*** *no sales charges.*

Class A	6-Month		1-Year	5-Year	Commencement Of Operations (6/16/06)
Cumulative Total Return[2]	+10.13%		+21.06%	+6.12%	+6.21%
Average Annual Total Return[3]	+3.84%		+14.13%	+0.01%	+0.02%
Value of $10,000 Investment[4]	$10,384		$11,413	$10,005	$10,010
Avg. Ann. Total Return (12/31/12)[5]			+19.73%	-1.57%	-0.33%
Total Annual Operating Expenses[6]					
Without Waiver		1.68%			
With Waiver		1.45%			
Class C	**6-Month**		**1-Year**	**5-Year**	**Commencement Of Operations (6/16/06)**
Cumulative Total Return[2]	+9.75%		+20.24%	+2.58%	+1.55%
Average Annual Total Return[3]	+8.75%		+19.24%	+0.51%	+0.23%
Value of $10,000 Investment[4]	$10,875		$11,924	$10,258	$10,155
Avg. Ann. Total Return (12/31/12)[5]			+25.31%	-1.06%	-0.10%
Total Annual Operating Expenses[6]					
Without Waiver		2.38%			
With Waiver		2.15%			
Advisor Class	**6-Month**		**1-Year**	**5-Year**	**Commencement Of Operations (6/16/06)**
Cumulative Total Return[2]	+10.33%		+21.58%	+7.86%	+8.52%
Average Annual Total Return[3]	+10.33%		+21.58%	+1.53%	+1.24%
Value of $10,000 Investment[4]	$11,033		$12,158	$10,786	$10,852
Avg. Ann. Total Return (12/31/12)[5]			+27.49%	-0.06%	+0.90%
Total Annual Operating Expenses[6]					
Without Waiver		1.38%			
With Waiver		1.15%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) for each class of the Fund do not exceed 1.15% (other than certain nonroutine expenses) until 11/30/13.

Semiannual Report | 9

10 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 11

12 | Semiannual Report

Franklin Global Trust

Financial Highlights

Franklin Global Real Estate Fund

Class A	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$7.42	$7.21	$6.40	$5.07	$8.52	$10.87
Income from investment operations[a]:						
Net investment income[b]	0.04	0.12	0.13	0.14	0.18	0.26
Net realized and unrealized gains (losses)	0.71	0.17	1.05	1.43	(3.17)	(2.27)
Total from investment operations	0.75	0.29	1.18	1.57	(2.99)	(2.01)
Less distributions from:						
Net investment income and net foreign currency gains	(0.24)	(0.08)	(0.37)	(0.24)	(0.46)	(0.34)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.24)	(0.08)	(0.37)	(0.24)	(0.46)	(0.34)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$7.93	$7.42	$7.21	$6.40	$5.07	$ 8.52
Total return[e]	10.13%	4.12%	18.98%	31.43%	(35.12)%	(18.77)%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates and expense reduction	1.62%	1.68%	1.73%	1.85%	1.75%	1.61%
Expenses net of waiver and payments by affiliates	1.40%	1.37%	1.35%	1.35%	1.35%	1.39%
Expenses net of waiver and payments by affiliates and expense reduction	1.40%	1.37%	1.35%[g]	1.35%[g]	1.35%[g]	1.38%
Net investment income	1.08%	1.72%	2.02%	2.55%	3.22%	2.69%
Supplemental data						
Net assets, end of period (000's)	$70,543	$53,727	$57,141	$29,918	$15,606	$29,038
Portfolio turnover rate	11.75%	25.74%	53.12%	106.64%	77.67%	92.64%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Global Trust

Financial Highlights *(continued)*

Franklin Global Real Estate Fund

Class C	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$7.34	$7.17	$6.35	$5.03	$8.48	$10.82
Income from investment operations[a]:						
Net investment income[b]	0.01	0.07	0.09	0.10	0.15	0.20
Net realized and unrealized gains (losses)	0.70	0.16	1.04	1.42	(3.17)	(2.26)
Total from investment operations	0.71	0.23	1.13	1.52	(3.02)	(2.06)
Less distributions from:						
Net investment income and net foreign currency gains	(0.18)	(0.06)	(0.31)	(0.20)	(0.43)	(0.28)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.18)	(0.06)	(0.31)	(0.20)	(0.43)	(0.28)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$7.87	$7.34	$7.17	$6.35	$5.03	$ 8.48
Total return[e]	9.75%	3.39%	18.30%	30.62%	(35.68)%	(19.31)%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates and expense reduction	2.32%	2.38%	2.43%	2.55%	2.44%	2.27%
Expenses net of waiver and payments by affiliates	2.10%	2.07%	2.05%	2.05%	2.04%	2.05%
Expenses net of waiver and payments by affiliates and expense reduction	2.10%	2.07%	2.05%[g]	2.05%[g]	2.04%[g]	2.04%
Net investment income	0.38%	1.02%	1.32%	1.85%	2.53%	2.03%
Supplemental data						
Net assets, end of period (000's)	$16,864	$12,043	$11,835	$7,589	$3,748	$8,008
Portfolio turnover rate	11.75%	25.74%	53.12%	106.64%	77.67%	92.64%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust

Financial Highlights *(continued)*

Franklin Global Real Estate Fund

Advisor Class	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$7.46	$7.23	$6.42	$5.08	$8.53	$10.89
Income from investment operations[a]:						
Net investment income[b]	0.05	0.13	0.17	0.18	0.19	0.29
Net realized and unrealized gains (losses)	0.71	0.18	1.03	1.41	(3.16)	(2.27)
Total from investment operations	0.76	0.31	1.20	1.59	(2.97)	(1.98)
Less distributions from:						
Net investment income and net foreign currency gains	(0.27)	(0.08)	(0.39)	(0.25)	(0.48)	(0.38)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.27)	(0.08)	(0.39)	(0.25)	(0.48)	(0.38)
Redemption fees[d]	—	—	—	—	—[c]	—[c]
Net asset value, end of period	$7.95	$7.46	$7.23	$6.42	$5.08	$ 8.53
Total return[e]	10.33%	4.48%	19.33%	31.92%	(34.93)%	(18.55)%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates and expense reduction	1.32%	1.38%	1.43%	1.55%	1.45%	1.28%
Expenses net of waiver and payments by affiliates	1.10%	1.07%	1.05%	1.05%	1.05%	1.06%
Expenses net of waiver and payments by affiliates and expense reduction	1.10%	1.07%	1.05%[g]	1.05%[g]	1.05%[g]	1.05%
Net investment income	1.38%	2.02%	2.32%	2.85%	3.52%	3.02%
Supplemental data						
Net assets, end of period (000's)	$45,233	$39,255	$27,074	$21,354	$34,154	$59,675
Portfolio turnover rate	11.75%	25.74%	53.12%	106.64%	77.67%	92.64%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Amount rounds to less than $0.01 per share.

[d]Effective September 1, 2008, the redemption fee was eliminated.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited)

Franklin Global Real Estate Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests 97.4%			
Consumer Discretionary 0.5%			
SPDR S&P Homebuilders ETF	United States	22,400	$ 645,568
Diversified Real Estate Activities 13.9%			
CapitaLand Ltd.	Singapore	466,200	1,506,727
Hang Lung Properties Ltd.	Hong Kong	375,790	1,417,298
Mitsubishi Estate Co. Ltd.	Japan	213,290	5,158,945
Mitsui Fudosan Co. Ltd.	Japan	187,410	4,277,047
Sun Hung Kai Properties Ltd.	Hong Kong	199,960	3,279,597
The Wharf Holdings Ltd.	Hong Kong	317,200	2,799,605
			18,439,219
Diversified REITs 9.9%			
American Assets Trust Inc.	United States	26,090	754,001
British Land Co. PLC	United Kingdom	157,633	1,404,276
Canadian REIT	Canada	20,460	920,705
Dexus Property Group	Australia	665,629	725,353
GPT Group	Australia	387,793	1,532,640
Kenedix Realty Investment Corp.	Japan	195	761,594
Land Securities Group PLC	United Kingdom	166,357	2,117,793
Liberty Property Trust	United States	12,700	497,459
Shaftesbury PLC	United Kingdom	55,770	488,426
Stockland	Australia	135,619	487,911
Suntec REIT	Singapore	529,030	724,523
United Urban Investment Corp.	Japan	444	541,812
Vornado Realty Trust	United States	25,881	2,185,909
			13,142,402
Hotels, Resorts & Cruise Lines 0.8%			
Starwood Hotels & Resorts Worldwide Inc.	United States	17,470	1,072,833
Industrial REITs 4.8%			
Ascendas REIT	Singapore	269,070	550,032
Goodman Group	Australia	347,492	1,630,641
Mapletree Logistics Trust	Singapore	589,220	557,013
Prologis Inc.	United States	73,244	2,922,436
STAG Industrial Inc.	United States	36,000	709,920
			6,370,042
Office REITs 9.4%			
Alexandria Real Estate Equities Inc.	United States	5,350	387,875
Boston Properties Inc.	United States	23,820	2,507,770
Brandywine Realty Trust	United States	66,600	847,818
CapitaCommercial Trust	Singapore	235,000	316,143
Commonwealth Property Office Fund	Australia	615,697	712,674
Coresite Realty Corp.	United States	6,700	197,650
Derwent London PLC	United Kingdom	14,390	491,779
Digital Realty Trust Inc.	United States	8,700	590,817
Douglas Emmett Inc.	United States	30,380	708,462

16 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin Global Real Estate Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Office REITs (continued)			
Great Portland Estates PLC	United Kingdom	148,425	$ 1,143,357
Highwoods Properties Inc.	United States	26,800	964,800
Japan Real Estate Investment Corp.	Japan	98	989,261
Kilroy Realty Corp.	United States	28,290	1,411,671
SL Green Realty Corp.	United States	14,450	1,161,491
			12,431,568
Real Estate Development 3.4%			
Agile Property Holdings Ltd.	China	416,590	594,093
China Overseas Land & Investment Ltd.	China	302,340	939,513
Keppel Land Ltd.	Singapore	302,900	1,042,584
Sino Land Co. Ltd.	Hong Kong	732,000	1,368,577
Sunac China Holdings Ltd.	China	770,000	627,477
			4,572,244
Real Estate Operating Companies 8.0%			
Brookfield Office Properties Inc.	Canada	47,790	787,118
Deutsche Euroshop AG	Germany	7,600	323,752
[a]Deutsche Euroshop AG, 144A	Germany	3,150	134,187
Global Logistic Properties Ltd.	Singapore	560,930	1,250,892
GSW Immobilien AG	Germany	11,943	509,732
[a]GSW Immobilien AG, 144A	Germany	10,730	457,960
Hongkong Land Holdings Ltd.	Hong Kong	232,000	1,816,560
Hufvudstaden AB, A	Sweden	96,330	1,246,071
Hysan Development Co. Ltd.	Hong Kong	294,720	1,487,756
Norwegian Property ASA	Norway	252,240	388,829
[a]Norwegian Property ASA, 144A	Norway	78,770	121,424
PSP Swiss Property AG	Switzerland	8,840	847,199
Sponda OYJ	Finland	105,790	512,857
Swire Properties Ltd.	Hong Kong	119,600	437,194
[a]Swire Properties Ltd., 144A	Hong Kong	75,000	274,160
			10,595,691
Residential REITs 8.9%			
Apartment Investment & Management Co., A	United States	35,400	965,712
AvalonBay Communities Inc.	United States	11,264	1,461,955
Boardwalk REIT	Canada	15,250	1,003,621
BRE Properties Inc.	United States	11,600	590,208
Camden Property Trust	United States	19,090	1,324,655
Canadian Apartment Properties REIT	Canada	39,600	1,022,204
Equity Lifestyle Properties Inc.	United States	5,100	365,160
Equity Residential	United States	33,000	1,827,870
Essex Property Trust Inc.	United States	8,010	1,231,778
Home Properties Inc.	United States	7,100	436,437
Post Properties Inc.	United States	18,900	916,839
UDR Inc.	United States	26,327	628,952
			11,775,391

Semiannual Report | 17

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin Global Real Estate Fund	Country	Shares/Units	Value
Common Stocks and Other Equity Interests (continued)			
Retail REITs 26.8%			
CapitaMall Trust	Singapore	3,000	$ 5,139
[a]CapitaMall Trust, 144A	Singapore	148,900	255,054
CBL & Associates Properties Inc.	United States	32,600	700,574
Charter Hall Retail REIT	Australia	144,631	576,137
DDR Corp.	United States	99,724	1,654,421
Eurocommercial Properties NV	Netherlands	15,920	634,505
Federal Realty Investment Trust	United States	5,030	532,425
Federation Centres	Australia	403,816	981,161
Frontier Real Estate Investment Corp.	Japan	50	462,665
General Growth Properties Inc.	United States	68,610	1,339,267
Hammerson PLC	United Kingdom	179,534	1,382,998
Japan Retail Fund Investment Corp.	Japan	424	802,281
[a]Japan Retail Fund Investment Corp., 144A	Japan	133	251,659
Kimco Realty Corp.	United States	74,940	1,556,504
Klepierre	France	26,700	1,053,274
The Link REIT	Hong Kong	355,220	1,841,254
The Macerich Co.	United States	12,569	750,621
Ramco-Gershenson Properties Trust	United States	33,000	498,960
Realty Income Corp.	United States	7,200	314,496
Regency Centers Corp.	United States	11,700	583,011
RioCan REIT	Canada	45,390	1,223,080
Simon Property Group Inc.	United States	41,014	6,569,622
Tanger Factory Outlet Centers Inc.	United States	18,200	644,644
Taubman Centers Inc.	United States	15,080	1,229,020
Unibail-Rodamco SE	France	18,099	4,277,721
Weingarten Realty Investors	United States	9,818	283,151
Westfield Group	Australia	389,218	4,537,699
Westfield Retail Trust	Australia	172,757	578,285
			35,519,628
Specialized REITs 11.0%			
CDL Hospitality Trusts	Singapore	256,480	418,608
CubeSmart	United States	37,800	576,450
Extra Space Storage Inc.	United States	21,300	848,592
HCP Inc.	United States	55,780	2,587,634
Health Care REIT Inc.	United States	37,960	2,385,406
Host Hotels & Resorts Inc.	United States	82,243	1,380,860
Pebblebrook Hotel Trust	United States	40,220	1,001,880
Public Storage	United States	12,820	1,973,383
Senior Housing Properties Trust	United States	13,100	315,579
[b]Sunstone Hotel Investors Inc.	United States	43,600	504,452
Ventas Inc.	United States	39,362	2,609,307
			14,602,151
Total Common Stocks and Other Equity Interests (Cost $96,274,084)			129,166,737

18 | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Financial Statements *(continued)*

Statement of Assets and Liabilities *(continued)*

January 31, 2013 (unaudited)

	Franklin Global Real Estate Fund
Class A:	
Net assets, at value	$ 70,542,990
Shares outstanding	8,900,938
Net asset value per share[a]	$7.93
Maximum offering price per share (net asset value per share ÷ 94.25%)	$8.41
Class C:	
Net assets, at value	$ 16,863,991
Shares outstanding	2,142,438
Net asset value and maximum offering price per share[a]	$7.87
Advisor Class:	
Net assets, at value	$ 45,233,314
Shares outstanding	5,688,584
Net asset value and maximum offering price per share	$7.95

[a]Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

22 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 23

Franklin Global Trust

Notes to Financial Statements (unaudited)

Franklin Global Real Estate Fund

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Global Real Estate Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Time deposits are valued at cost, which approximates market value.

24 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Portfolio securities and assets and liabilities denominated in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

Semiannual Report | 25

26 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
d.	Security Transactions, Investment Income, Expenses and Distributions (continued)

from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

Semiannual Report | 27

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Real Estate Fund

2. Shares of Beneficial Interest

At January 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended January 31, 2013		Year Ended July 31, 2012	
	Shares	Amount	Shares	Amount
Class A Shares:				
Shares sold	2,565,728	$19,602,898	2,256,927	$ 15,072,210
Shares issued in reinvestment of distributions	237,171	1,800,432	84,880	541,537
Shares redeemed	(1,140,555)	(8,664,432)	(3,026,539)	(19,795,260)
Net increase (decrease)	1,662,344	$12,738,898	(684,732)	$ (4,181,513)
Class C Shares:				
Shares sold	710,800	$ 5,418,997	352,486	$ 2,344,222
Shares issued in reinvestment of distributions	35,071	264,420	13,273	84,153
Shares redeemed	(244,336)	(1,832,774)	(375,825)	(2,486,154)
Net increase (decrease)	501,535	$ 3,850,643	(10,066)	$ (57,779)
Advisor Class Shares:				
Shares sold	593,470	$ 4,520,919	1,742,019	$ 11,537,621
Shares issued in reinvestment of distributions	70,614	537,700	11,468	73,279
Shares redeemed	(237,158)	(1,812,727)	(235,157)	(1,572,175)
Net increase (decrease)	426,926	$ 3,245,892	1,518,330	$ 10,038,725

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

28 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Real Estate Fund

3. Transactions with Affiliates *(continued)*

a. Management Fees

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	Over $500 million, up to and including $1 billion
0.650%	Over $1 billion, up to and including $1.5 billion
0.600%	Over $1.5 billion, up to and including $6.5 billion
0.580%	Over $6.5 billion, up to and including $11.5 billion
0.560%	Over $11.5 billion, up to and including $16.5 billion
0.540%	Over $16.5 billion, up to and including $19 billion
0.530%	Over $19 billion, up to and including $21.5 billion
0.520%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.35%
Class C	1.00%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

Semiannual Report | 29

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Real Estate Fund

3. Transactions with Affiliates *(continued)*

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers	$31,808
CDSC retained	$ 1,764

e. Transfer Agent Fees

For the period ended January 31, 2013, the Fund paid transfer agent fees of $94,884, of which $51,735 was retained by Investor Services.

f. Waiver and Expense Reimbursements

FT Institutional and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the Fund do not exceed 1.15% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2013. Prior to December 1, 2012, common expenses were limited to 1.08%.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2013, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

30 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Real Estate Fund

5. Income Taxes *(continued)*

At July 31, 2012, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:	
2016	$ 2,714,912
2017	22,811,914
2018	35,647,494
2019	640,292
Capital loss carryforwards not subject to expiration:	
Short term	161,154
Total capital loss carryforwards	$61,975,766

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At July 31, 2012, the Fund deferred post-October capital losses of $1,522,168.

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$107,637,942
Unrealized appreciation	$ 24,969,724
Unrealized depreciation	(440,929)
Net unrealized appreciation (depreciation)	$ 24,528,795

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of passive foreign investment company shares and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2013, aggregated $29,303,484 and $13,296,330, respectively.

7. Concentration of Risk

Semiannual Report | 31

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Global Real Estate Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended January 31, 2013, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

32 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Global Real Estate Fund

9. Fair Value Measurements *(continued)*

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Equity Investments:[a]				
Real Estate Operating Companies	$ 10,137,731	$ 457,960	$ —	$ 10,595,691
All Other Equity Investments[b]	118,571,046	—	—	118,571,046
Short Term Investments	—	3,000,000	—	3,000,000
Total Investments in Securities	$128,708,777	$3,457,960	$ —	$132,166,737

[a]Includes common stocks as well as other equity investments.

[b]For detailed categories, see the accompanying Statement of Investments.

10. New Accounting Pronouncements

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, except for the following:

34 | Semiannual Report

Franklin Global Trust

Shareholder Information

Franklin Global Real Estate Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 35

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN GLOBAL REAL ESTATE FUND

Investment Manager
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

495 S 03/13

INTERNATIONAL

Franklin Global Trust

Semiannual Report

Economic and Market Overview

During the six months under review, headwinds to global economic growth negatively affected most world regions. Several major governments intervened to support their countries’ currencies, liquidity and growth rates. In an effort to support the euro, the European Central Bank announced a plan to buy troubled eurozone countries’ government bonds and extended its liquidity provisions to the region’s banks. China announced a fiscal stimulus plan that funded a number of infrastructure projects. The Bank of Japan doubled its inflation rate target to 2% and announced it would switch to an open-ended commitment to its asset-purchase program in 2014. The U.S. Federal Reserve Board implemented a third round of quantitative easing and established a 6.5% unemployment rate guideline in maintaining the historically low federal funds target rate.

The U.S. economy, as measured by gross domestic product (GDP), grew at a healthy pace in the third quarter of 2012 but slowed in the fourth quarter. A large decline in federal government spending, business disruptions caused by Hurricane Sandy and the continuing effects of the Midwest drought on farm production more than offset solid growth in personal income and consumer spending. Slowing GDP growth did not deter investors, however, as positive construction, housing and labor market trends, as well as relatively strong manufacturing data, seemed to suggest the U.S. economic recovery remained largely intact. Consumer sentiment rose to a five-year high, although potential U.S. tax hikes and spending cuts scheduled to take effect in 2013 dampened consumer and business confidence near the end of 2012. At the beginning of 2013, Congress passed compromise legislation that preserved lower income tax rates for most U.S. households and delayed far-reaching federal spending cuts, and business confidence rose.

Stock markets were volatile with periodic downturns primarily attributable to concerns about slowing global economic growth, European sovereign debt and U.S. fiscal negotiations. As Europe’s leadership took measures to address the region’s fiscal debt crisis, investor attention shifted to the U.S. election and budget negotiations. Despite uncertainties, investors generally became optimistic as stimulus measures undertaken by many global governments seemed

Semiannual Report | 3

to gain traction. For the six months ended January 31, 2013, U.S. stocks, as measured by the Standard & Poor’s® 500 Index, as well as global developed and emerging market stocks, as measured by the MSCI All Country World
Index, delivered strong returns.1

The foregoing information reflects our analysis and opinions as of January 31, 2013. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. STANDARD & POOR’S®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC.

4 | Semiannual Report

Franklin International Growth Fund

Your Fund's Goal and Main Investments: The Fund seeks long-term capital appreciation by investing predominantly in equity securities of mid- and large-capitalization companies, generally those with market capitalizations greater than $2 billion, located outside of the U.S., including developing or emerging market countries. The Fund considers international companies to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the U.S.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit **franklintempleton.com** or call **(800) 342-5236** for most recent month-end performance.*

This semiannual report for Franklin International Growth Fund covers the period ended January 31, 2013.

Performance Overview

For the six months ended January 31, 2013, Franklin International Growth Fund – Class A produced a +14.70% cumulative total return. In comparison, the MSCI Europe, Australasia, Far East (EAFE) Index, which measures global developed stock market performance excluding the U.S. and Canada, posted a total return of +18.72%.[1] You can find more of the Fund's performance data in the Performance Summary beginning on page 9.

Geographic Breakdown
Franklin International Growth Fund
Based on Total Net Assets as of 1/31/13

Europe
61.8%
Asia
13.1%
Australia & New Zealand
10.0%
Latin America & Caribbean
2.8%
Middle East & Africa
2.7%
North America
2.6%
Short-Term Investments & Other Net Assets
7.0%

Investment Strategy

In choosing individual equity investments, we employ a disciplined, bottom-up approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth potential, quality and valuation.

Manager's Discussion

The Fund's stock selection in the information technology (IT), health care, materials and industrials sectors helped drive performance relative to the MSCI

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 28.

Semiannual Report | 5

6 | Semiannual Report

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Thank you for your participation in Franklin International Growth Fund. We look forward to serving your future investment needs.

M. Par Rostom, CFA

Coleen F. Barbeau

Portfolio Management Team
Franklin International Growth Fund

CFA® is a trademark owned by CFA Institute.

The foregoing information reflects our analysis, opinions and portfolio holdings as of January 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

8 | Semiannual Report

Semiannual Report | 9

Performance Summary *(continued)*

Performance[1]

Cumulative total return excludes sales charges. Average annual total returns and value of $10,000 investment include maximum sales charges. ***Class A:*** *5.75% maximum initial sales charge;* ***Class C:*** *1% contingent deferred sales charge in first year only;* ***Class R/Advisor Class:*** *no sales charges.*

Class A	6-Month	1-Year	3-Year	Inception (6/3/08)
Cumulative Total Return[2]	+14.70%	+16.49%	+30.84%	+8.04%
Average Annual Total Return[3]	+8.05%	+9.76%	+7.22%	+0.39%
Value of $10,000 Investment[4]	$10,805	$10,976	$12,328	$10,183
Avg. Ann. Total Return (12/31/12)[5]		+15.49%	+4.81%	+0.01%
Total Annual Operating Expenses[6]				
Without Waiver	1.71%			
With Waiver	1.53%			
Class C	**6-Month**	**1-Year**	**3-Year**	**Inception (6/3/08)**
Cumulative Total Return[2]	+14.32%	+15.61%	+28.12%	+4.41%
Average Annual Total Return[3]	+13.32%	+14.61%	+8.61%	+0.93%
Value of $10,000 Investment[4]	$11,332	$11,461	$12,812	$10,441
Avg. Ann. Total Return (12/31/12)[5]		+20.76%	+6.12%	+0.58%
Total Annual Operating Expenses[6]				
Without Waiver	2.37%			
With Waiver	2.19%			
Class R	**6-Month**	**1-Year**	**3-Year**	**Inception (6/3/08)**
Cumulative Total Return[2]	+14.70%	+16.23%	+29.96%	+6.79%
Average Annual Total Return[3]	+14.70%	+16.23%	+9.13%	+1.42%
Value of $10,000 Investment[4]	$11,470	$11,623	$12,996	$10,679
Avg. Ann. Total Return (12/31/12)[5]		+22.26%	+6.65%	+1.06%
Total Annual Operating Expenses[6]				
Without Waiver	1.87%			
With Waiver	1.69%			
Advisor Class	**6-Month**	**1-Year**	**3-Year**	**Inception (6/3/08)**
Cumulative Total Return[2]	+14.94%	+16.86%	+31.99%	+9.49%
Average Annual Total Return[3]	+14.94%	+16.86%	+9.69%	+1.96%
Value of $10,000 Investment[4]	$11,494	$11,686	$13,199	$10,949
Avg. Ann. Total Return (12/31/12)[5]		+22.93%	+7.17%	+1.59%
Total Annual Operating Expenses[6]				
Without Waiver	1.37%			
With Waiver	1.19%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***franklintempleton.com*** *or call* ***(800) 342-5236.***

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.19% (other than certain nonroutine expenses) until 11/30/13.

10 | Semiannual Report

Performance Summary *(continued)*

Endnotes

All investments involve risks, including possible loss of principal. Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors, or general market conditions. The Fund is intended for long-term investors who are comfortable with fluctuations in the value of their investment, especially over the short term. Foreign securities involve special risks, including currency fluctuations and economic and political uncertainties. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets' smaller size and lesser liquidity. Midsized companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have experienced more price volatility than larger company stocks, especially over the short term. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results. The Fund's prospectus also includes a description of the main investment risks.

Class C: These shares have higher annual fees and expenses than Class A shares.

Class R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

Advisor Class: Shares are available to certain eligible investors as described in the prospectus.

1. Fund investment results reflect the expense reduction, without which the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Semiannual Report | 11

Your Fund’s Expenses

Franklin International Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 | Semiannual Report

Semiannual Report | 13

Franklin International Small Cap Growth Fund

Your Fund's Goal and Main Investments: The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with market capitalizations not exceeding $5 billion (or the equivalent in local currencies), or the highest market capitalization of the MSCI Europe, Australasia, Far East (EAFE) Small Cap Index, whichever is greater, at the time of purchase. The Fund considers international companies to be those organized under the laws of a country outside of the U.S. or having a principal office in a country outside of the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside of the U.S.

Geographic Breakdown
Franklin International Small Cap Growth Fund
Based on Total Net Assets as of 1/31/13

Europe 75.3%
Asia 12.8%
North America 4.4%
Short-Term Investments & Other Net Assets 7.5%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ***franklintempleton.com*** *or call* ***(800) 342-5236*** *for most recent month-end performance.*

We are pleased to bring you Franklin International Small Cap Growth Fund's semiannual report for the period ended January 31, 2013.

Performance Overview

For the six months ended January 31, 2013, Franklin International Small Cap Growth Fund – Class A delivered a +28.08% cumulative total return. In comparison, the MSCI EAFE Small Cap Index, which tracks small cap equity performance in global developed markets excluding the U.S. and Canada,

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 34.

14 | Semiannual Report

Semiannual Report | 15

16 | Semiannual Report

equipment and products manufacturer Sankyo, as well as an overweighted position in one of the leading Japanese advertising agencies, ASATSU-DK.

For the six-month reporting period, nearly all Fund holdings produced positive returns that contributed to absolute performance. However, some positions underperformed the index and detracted from relative results. These included France-based Neopost, a leading global mailing systems provider and consultant; Aderans, a hair-related products and hair restoration services provider in Japan and internationally; France-based Nexans, a cable and cabling systems provider worldwide; and Belgium-based RHJ International, a financial services group engaging primarily in wealth management, asset management and merchant banking in North America, Europe and Asia.

From a regional perspective, stock selection and an overweighting in Europe, particularly in Ireland, the U.K. and Greece, were primary drivers of the Fund’s absolute and relative performance. Fund holdings in the Netherlands, Spain, Finland and Austria also contributed to relative results, while avoidance of Germany and positions in France, Italy and Belgium detracted. Stock selection and an underweighting in Asia, which underperformed the index, were key contributors to relative results. An underweighting in Japan and off-benchmark allocations to South Korea and Thailand were particularly beneficial and more than offset the negative effect of not holding positions in Hong Kong. Finally, an overweighting in Canada and no exposure to Israel detracted from relative results, while avoiding Australia contributed.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended January 31, 2013, the U.S. dollar declined in value relative to most currencies. As a result, the Fund’s performance was positively affected by the portfolio’s investment predominantly in securities with non-U.S. currency exposure. However, one cannot expect the same result in future periods.

Semiannual Report | 17

18 | Semiannual Report

Performance Summary as of 1/31/13

Franklin International Small Cap Growth Fund

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Class A (Symbol: FINAX)		Change	1/31/13	7/31/12
Net Asset Value (NAV)		+$3.18	$17.56	$14.38
Distributions (8/1/12–1/31/13)				
Dividend Income	$0.1855			
Short-Term Capital Gain	$0.0202			
Long-Term Capital Gain	$0.5940			
Total	**$0.7997**			
Class C (Symbol: FCSMX)		**Change**	**1/31/13**	**7/31/12**
Net Asset Value (NAV)		+$3.19	$17.44	$14.25
Distributions (8/1/12–1/31/13)				
Dividend Income	$0.0787			
Short-Term Capital Gain	$0.0202			
Long-Term Capital Gain	$0.5940			
Total	**$0.6929**			
Class R (Symbol: FISDX)		**Change**	**1/31/13**	**7/31/12**
Net Asset Value (NAV)		+$3.18	$17.53	$14.35
Distributions (8/1/12–1/31/13)				
Dividend Income	$0.1579			
Short-Term Capital Gain	$0.0202			
Long-Term Capital Gain	$0.5940			
Total	**$0.7721**			
Advisor Class (Symbol: FKSCX)		**Change**	**1/31/13**	**7/31/12**
Net Asset Value (NAV)		+$3.17	$17.60	$14.43
Distributions (8/1/12–1/31/13)				
Dividend Income	$0.2304			
Short-Term Capital Gain	$0.0202			
Long-Term Capital Gain	$0.5940			
Total	**$0.8446**

Semiannual Report | 19

20 | Semiannual Report

Semiannual Report | 21

Your Fund’s Expenses

Franklin International Small Cap Growth Fund

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

22 | Semiannual Report

Semiannual Report | 23

24 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 25

26 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 27

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited)

Franklin International Growth Fund	Country	Shares	Value
Common Stocks 93.0%			
Aerospace & Defense 2.5%			
MTU Aero Engines Holding AG	Germany	25,700	$ 2,450,281
Biotechnology 2.6%			
CSL Ltd.	Australia	44,150	2,529,417
Capital Markets 2.6%			
Aberdeen Asset Management PLC	United Kingdom	385,900	2,462,299
Chemicals 8.0%			
Sika AG	Switzerland	1,020	2,572,408
Symrise AG	Germany	73,500	2,600,532
Syngenta AG	Switzerland	5,935	2,561,359
			7,734,299
Commercial Banks 5.2%			
Bank of Nova Scotia	Canada	41,800	2,457,591
[a,b]Irish Bank Resolution Corp. Ltd.	Ireland	11,500	—
United Overseas Bank Ltd.	Singapore	167,312	2,548,242
			5,005,833
Distributors 2.4%			
Li & Fung Ltd.	Hong Kong	1,647,187	2,323,541
Diversified Financial Services 2.7%			
Deutsche Boerse AG	Germany	40,100	2,638,559
Energy Equipment & Services 7.6%			
Fugro NV	Netherlands	43,550	2,639,657
Saipem SpA	Italy	65,550	1,860,385
WorleyParsons Ltd.	Australia	106,800	2,809,891
			7,309,933
Food & Staples Retailing 2.3%			
Woolworths Ltd.	Australia	67,590	2,201,884
Health Care Equipment & Supplies 9.6%			
Cochlear Ltd.	Australia	25,353	2,134,348
Elekta AB, B	Sweden	171,020	2,544,388
Essilor International SA	France	21,150	2,156,633
Getinge AB, B	Sweden	79,320	2,447,525
			9,282,894
Household Products 2.4%			
Reckitt Benckiser Group PLC	United Kingdom	35,150	2,342,584
Insurance 2.7%			
Admiral Group PLC	United Kingdom	135,500	2,626,941
Internet Software & Services 2.8%			
MercadoLibre Inc.	Argentina	30,800	2,722,720
Media 0.4%			
Kabel Deutschland Holdings AG	Germany	4,100	332,497
Metals & Mining 2.5%			
Umicore SA	Belgium	47,150	2,455,449

28 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin International Growth Fund	Country	Shares	Value
Common Stocks (continued)			
Personal Products 2.6%			
Hengan International Group Co. Ltd.	China	252,600	$ 2,535,608
Pharmaceuticals 2.7%			
Novo Nordisk AS, B	Denmark	14,163	2,606,118
Professional Services 5.0%			
Experian PLC	United Kingdom	143,904	2,468,093
SGS SA	Switzerland	980	2,333,743
			4,801,836
Real Estate Management & Development 2.8%			
Hang Lung Properties Ltd.	Hong Kong	707,000	2,666,462
Road & Rail 2.7%			
DSV AS, B	Denmark	103,000	2,643,285
Semiconductors & Semiconductor Equipment 5.1%			
ARM Holdings PLC	United Kingdom	167,160	2,287,070
ASML Holding NV	Netherlands	34,610	2,599,025
			4,886,095
Software 7.8%			
[a]Check Point Software Technologies Ltd.	Israel	51,300	2,565,000
Dassault Systemes SA	France	21,900	2,435,038
The Sage Group PLC	United Kingdom	498,900	2,552,744
			7,552,782
Specialty Retail 2.6%			
Inditex SA	Spain	17,700	2,480,486
Textiles, Apparel & Luxury Goods 2.7%			
Luxottica Group SpA, ADR	Italy	55,700	2,563,314
Trading Companies & Distributors 2.7%			
Noble Group Ltd.	Hong Kong	2,650,318	2,612,522
Total Common Stocks (Cost $75,014,945)			89,767,639
Short Term Investments (Cost $9,874,825) 10.2%			
Money Market Funds 10.2%			
[a,c]Institutional Fiduciary Trust Money Market Portfolio	United States	9,874,825	9,874,825
Total Investments (Cost $84,889,770) 103.2%			99,642,464
Other Assets, less Liabilities (3.2)%			(3,074,041)
Net Assets 100.0%			$96,568,423

See Abbreviations on page 52.

[a]Non-income producing.

[b]Security has been deemed illiquid because it may not be able to be sold within seven days.

[c]See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 29

Franklin Global Trust

Financial Highlights

Franklin International Small Cap Growth Fund

Class A	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.38	$16.31	$14.99	$12.33	$19.88	$22.43
Income from investment operations[b]:						
Net investment income[c]	0.03	0.25	0.28	0.19	0.13	0.08
Net realized and unrealized gains (losses)	3.95	(1.48)	1.29	2.49	(2.88)	(2.63)
Total from investment operations	3.98	(1.23)	1.57	2.68	(2.75)	(2.55)
Less distributions from:						
Net investment income	(0.19)	(0.20)	(0.25)	(0.02)	(0.40)	—
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	—
Total distributions	(0.80)	(0.70)	(0.25)	(0.02)	(4.80)	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$17.56	$14.38	$16.31	$14.99	$12.33	$19.88
Total return[f]	28.08%	(7.14)%	10.47%	21.74%	(5.00)%	(11.37)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates and expense reduction	1.47%	1.49%	1.47%	1.52%	2.10%	1.74%
Expenses net of waiver and payments by affiliates	1.31%	1.24%	1.25%	1.25%	1.25%	1.26%
Expenses net of waiver and payments by affiliates and expense reduction	1.31%	1.24%	1.25%	1.25%[h]	1.25%[h]	1.25%
Net investment income	0.36%	1.72%	1.75%	1.32%	1.57%	1.33%
Supplemental data						
Net assets, end of period (000's)	$214,604	$166,577	$150,989	$69,739	$10,520	$145
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]For the period May 15, 2008 (effective date) to July 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust

Financial Highlights *(continued)*

Franklin International Small Cap Growth Fund

Class C	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008[a]
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.25	$16.13	$14.85	$12.29	$19.86	$22.43
Income from investment operations[b]:						
Net investment income (loss)[c]	(0.03)	0.14	0.17	0.09	0.06	0.04
Net realized and unrealized gains (losses)	3.91	(1.45)	1.27	2.48	(2.87)	(2.61)
Total from investment operations	3.88	(1.31)	1.44	2.57	(2.81)	(2.57)
Less distributions from:						
Net investment income	(0.08)	(0.07)	(0.16)	(0.01)	(0.36)	—
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	—
Total distributions	(0.69)	(0.57)	(0.16)	(0.01)	(4.76)	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$17.44	$14.25	$16.13	$14.85	$12.29	$19.86
Total return[f]	27.59%	(7.81)%	9.69%	20.93%	(5.51)%	(11.46)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates and expense reduction	2.18%	2.20%	2.17%	2.22%	2.80%	2.44%
Expenses net of waiver and payments by affiliates	2.02%	1.95%	1.95%	1.95%	1.95%	1.96%
Expenses net of waiver and payments by affiliates and expense reduction	2.02%	1.95%	1.95%	1.95%[h]	1.95%[h]	1.95%
Net investment income (loss)	(0.35)%	1.01%	1.05%	0.62%	0.87%	0.63%
Supplemental data						
Net assets, end of period (000's)	$20,208	$14,278	$19,127	$10,378	$1,720	$79
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]For the period May 15, 2008 (effective date) to July 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 31

Franklin Global Trust

Financial Highlights *(continued)*

Franklin International Small Cap Growth Fund

Class R	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008[a]
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.35	$16.29	$14.96	$12.33	$19.87	$22.43
Income from investment operations[b]:						
Net investment income[c]	0.01	0.22	0.25	0.17	0.14	0.07
Net realized and unrealized gains (losses)	3.94	(1.48)	1.29	2.48	(2.92)	(2.63)
Total from investment operations	3.95	(1.26)	1.54	2.65	(2.78)	(2.56)
Less distributions from:						
Net investment income	(0.16)	(0.18)	(0.21)	(0.02)	(0.36)	—
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	—
Total distributions	(0.77)	(0.68)	(0.21)	(0.02)	(4.76)	—
Redemption fees[d]	—	—	—	—	—	—[e]
Net asset value, end of period	$17.53	$14.35	$16.29	$14.96	$12.33	$19.87
Total return[f]	27.93%	(7.37)%	10.30%	21.50%	(5.37)%	(11.37)%
Ratios to average net assets[g]						
Expenses before waiver and payments by affiliates and expense reduction	1.68%	1.70%	1.67%	1.72%	2.30%	1.94%
Expenses net of waiver and payments by affiliates	1.52%	1.45%	1.45%	1.45%	1.45%	1.46%
Expenses net of waiver and payments by affiliates and expense reduction	1.52%	1.45%	1.45%	1.45%[h]	1.45%[h]	1.45%
Net investment income	0.15%	1.51%	1.55%	1.12%	1.37%	1.13%
Supplemental data						
Net assets, end of period (000's)	$12,799	$9,755	$7,718	$2,718	$224	$4
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]For the period May 15, 2008 (effective date) to July 31, 2008.
[b]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
[c]Based on average daily shares outstanding.
[d]Effective September 1, 2008, the redemption fee was eliminated.
[e]Amount rounds to less than $0.01 per share.
[f]Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
[g]Ratios are annualized for periods less than one year.
[h]Benefit of expense reduction rounds to less than 0.01%.

Franklin Global Trust

Financial Highlights *(continued)*

Franklin International Small Cap Growth Fund

Advisor Class	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance						
(for a share outstanding throughout the period)						
Net asset value, beginning of period	$14.43	$16.36	$15.02	$12.32	$19.90	$31.70
Income from investment operations[a]:						
Net investment income[b]	0.05	0.29	0.34	0.23	0.24	0.41
Net realized and unrealized gains (losses)	3.96	(1.48)	1.29	2.49	(3.01)	(5.13)
Total from investment operations	4.01	(1.19)	1.63	2.72	(2.77)	(4.72)
Less distributions from:						
Net investment income	(0.23)	(0.24)	(0.29)	(0.02)	(0.41)	(0.20)
Net realized gains	(0.61)	(0.50)	—	—	(4.40)	(6.88)
Total distributions	(0.84)	(0.74)	(0.29)	(0.02)	(4.81)	(7.08)
Redemption fees[c]	—	—	—	—	—	—[d]
Net asset value, end of period	$17.60	$14.43	$16.36	$15.02	$12.32	$19.90
Total return[e]	28.25%	(6.87)%	10.83%	22.11%	(5.01)%	(17.16)%
Ratios to average net assets[f]						
Expenses before waiver and payments by affiliates and expense reduction	1.18%	1.20%	1.17%	1.22%	1.80%	1.44%
Expenses net of waiver and payments by affiliates	1.02%	0.95%	0.95%	0.95%	0.95%	0.96%
Expenses net of waiver and payments by affiliates and expense reduction	1.02%	0.95%	0.95%	0.95%[g]	0.95%[g]	0.95%
Net investment income	0.65%	2.01%	2.05%	1.62%	1.87%	1.63%
Supplemental data						
Net assets, end of period (000's)	$508,234	$376,590	$380,337	$224,101	$13,680	$23,271
Portfolio turnover rate	18.75%	17.07%	17.52%	30.27%	71.98%	70.52%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Effective September 1, 2008, the redemption fee was eliminated.

[d]Amount rounds to less than $0.01 per share.

[e]Total return is not annualized for periods less than one year.

[f]Ratios are annualized for periods less than one year.

[g]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 33

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited)

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks 92.5%			
Aerospace & Defense 0.6%			
QinetiQ Group PLC	United Kingdom	1,611,881	$ 4,806,937
Beverages 5.1%			
C&C Group PLC	Ireland	4,462,530	29,087,486
Thai Beverage PCL	Thailand	22,214,000	9,422,979
			38,510,465
Building Products 3.4%			
Uponor OYJ	Finland	1,822,086	25,485,309
Capital Markets 1.6%			
[a]ARA Asset Management Ltd., 144A	Singapore	8,698,602	12,018,430
Chemicals 2.3%			
[b]Alent PLC	United Kingdom	3,258,100	17,306,389
Construction & Engineering 1.7%			
Keller Group PLC	United Kingdom	1,100,440	12,809,274
Distributors 2.6%			
Headlam Group PLC	United Kingdom	3,555,490	19,755,801
Diversified Consumer Services 1.6%			
Dignity PLC	United Kingdom	675,401	12,494,202
Diversified Financial Services 3.3%			
[b,c]RHJ International	Belgium	4,482,971	24,594,109
Electrical Equipment 4.2%			
Nexans SA	France	78,130	4,053,953
Prysmian SpA	Italy	1,299,729	27,815,881
			31,869,834
Food & Staples Retailing 3.4%			
Sligro Food Group NV	Netherlands	809,145	26,063,026
Household Products 2.0%			
[b]McBride PLC	United Kingdom	7,217,120	15,250,821
Industrial Conglomerates 3.5%			
DCC PLC	Ireland	799,430	26,162,623
Insurance 8.3%			
[b]Arch Capital Group Ltd.	United States	438,517	20,355,959
Euler Hermes SA	France	328,883	29,364,390
Fairfax Financial Holdings Ltd.	Canada	35,600	12,776,102
			62,496,451
IT Services 3.9%			
[b,c]Optimal Payments PLC	United Kingdom	14,046,670	29,348,512
Leisure Equipment & Products 4.5%			
Beneteau	France	1,759,600	19,641,270
Sankyo Co. Ltd.	Japan	369,100	14,677,708
			34,318,978

34 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin International Small Cap Growth Fund	Country	Shares	Value
Common Stocks (continued)			
Machinery 5.2%			
Vesuvius PLC	United Kingdom	2,515,000	$ 14,446,030
Zardoya Otis SA	Spain	1,602,986	24,619,325
			39,065,355
Marine 2.3%			
Irish Continental Group PLC	Ireland	637,755	17,164,902
Media 2.4%			
ASATSU-DK Inc.	Japan	675,800	18,139,953
Office Electronics 2.1%			
Neopost SA	France	282,393	16,105,975
Personal Products 2.6%			
[b]Aderans Co. Ltd.	Japan	1,538,100	19,945,646
Professional Services 6.2%			
Experian PLC	United Kingdom	961,152	16,484,686
Michael Page International PLC	United Kingdom	3,918,770	25,302,667
Sthree PLC	United Kingdom	1,026,816	5,448,953
			47,236,306
Real Estate Management & Development 6.4%			
Daibiru Corp.	Japan	2,353,800	22,834,701
Savills PLC	United Kingdom	3,227,233	25,410,409
			48,245,110
Specialty Retail 7.9%			
[b]Carpetright PLC	United Kingdom	2,791,705	30,038,722
JUMBO SA	Greece	3,389,710	29,459,565
			59,498,287
Trading Companies & Distributors 4.2%			
Grafton Group PLC	Ireland	5,376,032	31,479,252
Transportation Infrastructure 1.2%			
Flughafen Wien AG	Austria	150,320	9,282,677
Total Common Stocks (Cost $586,302,937)			699,454,624
		Principal Amount	
Short Term Investments 5.3%			
Time Deposits 5.3%			
Bank of Montreal, 0.10%, 2/01/13	Canada	$10,000,000	10,000,000
Royal Bank of Canada, 0.125%, 2/01/13	Canada	30,000,000	30,000,000
Total Time Deposits (Cost $40,000,000)			40,000,000
Total Investments (Cost $626,302,937) 97.8%			739,454,624
Other Assets, less Liabilities 2.2%			16,390,381
Net Assets 100.0%			$755,845,005

[a]Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees.

[b]Non-income producing.

[c]See Note 9 regarding holdings of 5% voting securities.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 35

36 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 37

Franklin Global Trust

Financial Statements *(continued)*

Statements of Operations

for the six months ended January 31, 2013 (unaudited)

	Franklin International Growth Fund	Franklin International Small Cap Growth Fund
Investment income:		
Dividends (net of foreign taxes)[a]	$ 491,490	$ 5,432,416
Interest	—	18,067
Total investment income	491,490	5,450,483
Expenses:		
Management fees (Note 3a)	293,907	2,433,713
Administrative fees (Note 3b)	79,120	648,990
Distribution fees: (Note 3c)		
Class A	32,123	271,402
Class C	15,072	81,528
Class R	418	27,757
Transfer agent fees (Note 3e)	35,656	393,284
Special servicing agreement fees (Note 10)	—	131,563
Custodian fees (Note 4)	9,053	84,569
Reports to shareholders	4,726	34,231
Registration and filing fees	31,510	52,941
Professional fees	23,332	23,977
Trustees' fees and expenses	828	18,050
Other	8,092	12,390
Total expenses	533,837	4,214,395
Expenses waived/paid by affiliates (Note 3g)	(15,462)	(502,929)
Net expenses	518,375	3,711,466
Net investment income (loss)	(26,885)	1,739,017
Realized and unrealized gains (losses):		
Net realized gain (loss) from:		
Investments	377,856	16,840,255
Foreign currency transactions	15,969	167,962
Net realized gain (loss)	393,825	17,008,217
Net change in unrealized appreciation (depreciation) on:		
Investments	10,341,006	141,630,569
Translation of other assets and liabilities denominated in foreign currencies	(11,758)	(22,494)
Net change in unrealized appreciation (depreciation)	10,329,248	141,608,075
Net realized and unrealized gain (loss)	10,723,073	158,616,292
Net increase (decrease) in net assets resulting from operations	$10,696,188	$160,355,309

[a]Foreign taxes withheld on dividends	$ 19,652	$ 284,937

38 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 39

Franklin Global Trust

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

a. Financial Instrument Valuation

The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Funds' administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds' valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost, which approximates market value.

40 | Semiannual Report

Semiannual Report | 41

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
b.	Foreign Currency Translation (continued)

gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Income and Deferred Taxes

It is each fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. Each fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Funds may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply the Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

Each fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2013, and for all open tax years, each fund has determined that no liability for unrecognized tax benefits is required in each fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

42 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

1. Organization and Significant Accounting Policies *(continued)*

d. Security Transactions, Investment Income, Expenses and Distributions *(continued)*

e. Accounting Estimates

f. Guarantees and Indemnifications

2. Shares of Beneficial Interest

At January 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

	Franklin International Growth Fund		Franklin International Small Cap Growth Fund	
	Shares	Amount	Shares	Amount
Class A Shares:				
Six Months ended January 31, 2013				
Shares sold	933,340	$ 9,356,864	2,165,287	$ 35,632,336
Shares issued in reinvestment of distributions	18,436	185,285	538,100	8,808,688
Shares redeemed	(246,907)	(2,415,818)	(2,064,701)	(33,123,077)
Net increase (decrease)	704,869	$ 7,126,331	638,686	$ 11,317,947
Year ended July 31, 2012				
Shares sold	1,726,000	$ 15,480,928	6,505,459	$ 93,954,559
Shares issued in reinvestment of distributions	13,182	107,300	585,983	7,711,537
Shares redeemed	(1,149,478)	(10,148,664)	(4,763,742)	(68,839,554)
Net increase (decrease)	589,704	$ 5,439,564	2,327,700	$ 32,826,542

Semiannual Report | 43

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

2. Shares of Beneficial Interest *(continued)*

	Franklin International Growth Fund		Franklin International Small Cap Growth Fund	
	Shares	Amount	Shares	Amount
Class C Shares:				
Six Months ended January 31, 2013				
Shares sold	91,676	$ 901,659	241,845	$ 4,002,344
Shares issued in reinvestment of distributions	880	8,760	39,174	637,754
Shares redeemed	(22,269)	(218,386)	(124,433)	(1,984,267)
Net increase (decrease)	70,287	$ 692,033	156,586	$ 2,655,831
Year ended July 31, 2012				
Shares sold	215,332	$ 1,901,278	266,631	$ 3,852,261
Shares issued in reinvestment of distributions	1,109	8,964	41,188	539,558
Shares redeemed	(236,483)	(2,026,379)	(491,336)	(7,062,066)
Net increase (decrease)	(20,042)	$ (116,137)	(183,517)	$ (2,670,247)
Class R Shares:				
Six Months ended January 31, 2013				
Shares sold	2,005	$ 19,861	133,134	$ 2,186,026
Shares issued in reinvestment of distributions	122	1,228	32,546	532,123
Shares redeemed	(610)	(6,018)	(115,349)	(1,868,492)
Net increase (decrease)	1,517	$ 15,071	50,331	$ 849,657
Year ended July 31, 2012				
Shares sold	12,935	$ 118,810	360,326	$ 5,195,469
Shares issued in reinvestment of distributions	42	344	27,962	367,698
Shares redeemed	(1,273)	(11,206)	(182,384)	(2,620,666)
Net increase (decrease)	11,704	$ 107,948	205,904	$ 2,942,501
Advisor Class Shares:				
Six Months ended January 31, 2013				
Shares sold	1,327,393	$ 13,383,712	3,318,919	$ 54,694,537
Shares issued in reinvestment of distributions	6,019	60,607	1,290,322	21,161,288
Shares redeemed	(385,838)	(3,803,779)	(1,829,913)	(29,710,072)
Net increase (decrease)	947,574	$ 9,640,540	2,779,328	$ 46,145,753
Year ended July 31, 2012				
Shares sold	3,543,124	$ 32,182,750	7,313,966	$106,781,437
Shares issued in reinvestment of distributions	3,203	26,072	1,262,598	16,641,040
Shares redeemed	(441,260)	(3,810,192)	(5,719,944)	(81,031,245)
Net increase (decrease)	3,105,067	$ 28,398,630	2,856,620	$ 42,391,232

44 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.650%	Over $500 million, up to and including $1 billion
0.600%	Over $1 billion, up to and including $1.5 billion
0.550%	Over $1.5 billion, up to and including $6.5 billion
0.525%	Over $6.5 billion, up to and including $11.5 billion
0.500%	Over $11.5 billion, up to and including $16.5 billion
0.490%	Over $16.5 billion, up to and including $19 billion
0.480%	Over $19 billion, up to and including $21.5 billion
0.470%	In excess of $21.5 billion

The Franklin International Small Cap Growth Fund pays an investment management fee to Advisers of 0.75% per year of the average daily net assets of the Fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Franklin International Small Cap Growth Fund. The subadvisory fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the fund.

b. Administrative Fees

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the Funds.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution

Semiannual Report | 45

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

c. Distribution Fees *(continued)*

of the Funds' shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

	Franklin International Growth Fund	Franklin International Small Cap Growth Fund
Reimbursement Plans:		
Class A	0.35%	0.35%
Compensation Plans:		
Class C	1.00%	1.00%
Class R	0.50%	0.50%

The Board has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

	Franklin International Growth Fund	Franklin International Small Cap Growth Fund
Sales charges retained net of commissions paid to unaffiliated broker/dealers	$24,163	$36,093
CDSC retained	$ 261	$ 435

46 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

3. Transactions with Affiliates *(continued)*

e. Transfer Agent Fees

For the period ended January 31, 2013, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

	Franklin International Growth Fund	Franklin International Small Cap Growth Fund
Transfer agent fees	$22,206	$190,718

f. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin International Growth Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees, and acquired fund fees and expenses) for each class of the fund does not exceed 1.19% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2013.

FT Services had contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Franklin International Small Cap Growth Fund so that the common expenses for each class of the fund did not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) through November 30, 2012. Effective December 1, 2012, the contractual fee waiver was eliminated.

4. Expense Offset Arrangement

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2013, there were no credits earned.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

Semiannual Report | 47

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

5. Income Taxes *(continued)*

At July 31, 2012, the Franklin International Growth Fund had capital loss carryforwards as follows:

Capital loss carryforwards subject to expiration:	
2016	$ 53,986
2017	61,505
2018	328,112
2019	106,535
Capital loss carryforwards not subject to expiration:	
Short term	1,413,089
Long term	2,176,344
Total capital loss carryforwards	$4,139,571

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Franklin International Growth Fund	Franklin International Small Cap Growth Fund
Cost of investments	$85,054,683	$627,616,239
Unrealized appreciation	$16,733,526	$134,348,234
Unrealized depreciation	(2,145,745)	(22,509,849)
Net unrealized appreciation (depreciation)	$14,587,781	$111,838,385

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and wash sales.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2013, were as follows:

	Franklin International Growth Fund	Franklin International Small Cap Growth Fund
Purchases	$16,909,830	$114,134,139
Sales	$ 3,678,920	$114,193,506

48 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Franklin International Growth Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Concentration of Risk

9. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" for the Franklin International Small Cap Growth Fund for the period ended January 31, 2013, were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Franklin International Small Cap Growth Fund							
Non-Controlled Affiliates							
Optimal Payments PLC	14,046,670	—	—	14,046,670	$29,348,512	$ —	$ —
RHJ International	4,225,082	403,700	145,811	4,482,971	24,594,109	—	(1,357,400)
Total Affiliated Securities (7.14% of Net Assets)					$53,942,621	$ —	$(1,357,400)

10. Special Servicing Agreement

The Franklin International Small Cap Growth Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the fund and the Allocator Funds. Under the SSA, the fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the fund by the Allocator Funds. The Allocator Funds are either managed by Advisers or administered by FT Services. For the period ended January 31, 2013, the fund was

Semiannual Report | 49

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

10. SPECIAL SERVICING AGREEMENT (continued)

held by one or more of the Allocator Funds and the amount of expenses borne by the fund is noted in the Statement of Operations. At January 31, 2013, 16.60% of the fund’s outstanding shares were held by one or more of the Allocator Funds. Effective May 1, 2013, the SSA will be discontinued until further notice and approval by the Board.

11. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matured on January 18, 2013. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 18, 2013, the Borrowers renewed the Global Credit Facility, which matures on January 17, 2014.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.08% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended January 31, 2013, the Funds did not use the Global Credit Facility.

12. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

50 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

12. FAIR VALUE MEASUREMENTS (continued)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of January 31, 2013, in valuing the Funds’ assets carried at fair value, is as follows:

13. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in the ASU enhance disclosures about offsetting of financial assets and liabilities to enable investors to understand the effect of these arrangements on a fund’s financial position. In January 2013, FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The amendments in ASU No. 2013-01 clarify the intended scope of disclosures required by ASU No. 2011-11. These ASUs are effective for interim and annual reporting periods beginning on or after January 1, 2013. The Funds believe the adoption of these ASUs will not have a material impact on their financial statements.

Semiannual Report | 51

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

14. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that in addition to those events previously disclosed, the following subsequent event requires disclosure:

On February 26, 2013, the Board approved the proposal to combine each fund’s investment management and administration agreements. The fees to be paid under the new combined agreement will not exceed the aggregate fees that would have been paid under the separate agreements. The new agreement goes into effect on May 1, 2013.

ABBREVIATIONS

Selected Portfolio

ADR - American Depositary Receipt

52 | Semiannual Report

Franklin Global Trust

Shareholder Information

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 53

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

FRANKLIN GLOBAL TRUST

Investment Managers
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

FGT3 S 03/13

JANUARY 31, 2013

A series of Franklin Global Trust

SEMIANNUAL REPORT

Franklin Templeton Emerging Market Debt Opportunities Fund

FRANKLIN TEMPLETON INSTITUTIONAL

Contents

Semiannual Report

Franklin Templeton Emerging Market Debt Opportunities Fund 1

Performance Summary 7

Your Fund's Expenses 9

Financial Highlights and Statement of Investments 11

Financial Statements 18

Notes to Financial Statements 21

Shareholder Information 36

Semiannual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Your Fund's Goal and Main Investments: Franklin Templeton Emerging Market Debt Opportunities Fund seeks high total return through investing in debt securities of emerging market countries, mainly securities issued by sovereign and sub-sovereign government entities, but also including securities issued by corporate entities.

*Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. Please visit ftinstitutional.com or call a Franklin Templeton Institutional Services representative at **(800) 321-8563** for most recent month-end performance.*

We are pleased to bring you Franklin Templeton Emerging Market Debt Opportunities Fund's semiannual report for the period ended January 31, 2013.

Performance Overview

Franklin Templeton Emerging Market Debt Opportunities Fund delivered a +9.05% cumulative total return for the six months ended January 31, 2013. In comparison, the J.P. Morgan (JPM) Emerging Markets Bond Index (EMBI) Global Diversified Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities, had a +4.30% total return, and the Fund's second benchmark, the JPM Government Bond Index-Emerging Markets (GBI-EM) Broad Diversified Index (US$ Unhedged), which tracks local currency bonds issued in emerging

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 12.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Semiannual Report | 1

Portfolio Breakdown
Based on Total Net Assets as of 1/31/13

Foreign Government & Agency Securities
47.1%
Quasi-Sovereign & Corporate Bonds
23.2%
Loan Participations Notes
9.8%
Warrants
3.9%
Credit-Linked Notes
1.8%
Private Equity Fund
0.5%
Options Purchased
0.4%
Short-Term Investments & Other Net Assets
13.3%

markets, posted a +7.30% total return.[1] Also for comparison, the Fund's third benchmark, the Bank of America Merrill Lynch (BofAML) Emerging Markets Credit Plus (EMC+) Index (100% US$ Hedged), which tracks the performance of U.S. dollar-denominated and euro-denominated emerging market, cross-over quasi-government and corporate debt of issuers whose country of risk has a BBB or lower foreign currency long-term debt rating, generated a +9.15% total return.[2] You can find more performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

During the six-month reporting period, emerging market debt generally delivered strong returns, extending the pattern of robust performance that began in June 2012. With yields on so-called "safe-haven" sovereign debt staying close to historical lows, the yield premium offered by many emerging market issues remained attractive to investors, as did many of these countries' favorable fiscal and debt fundamentals.

Enhancing the popularity of emerging market assets was the excess liquidity being supplied to global financial markets by policies of the U.S. Federal Reserve Board and other leading central banks, since such loose monetary policies have historically tended to boost investment flows into emerging markets. The increased flows into these assets caused some emerging market currencies to appreciate against the U.S. dollar during the review period, despite various efforts by many emerging countries' policymakers to limit such moves.

The strong demand meant the yield spread of hard-currency emerging market debt, as measured by the JPM EMBI Global Diversified Index over U.S. Treasuries, fell to its lowest level in 18 months, while its yield-to-maturity declined further, reaching an all-time low of approximately 4.4% near the end of 2012.[3]

1. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

2. Source: Merrill Lynch, used with permission. MERRILL LYNCH IS LICENSING THE MERRILL LYNCH INDICES "AS IS," MAKES NO WARRANTIES REGARDING SAME, DOES NOT GUARANTEE THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE MERRILL LYNCH INDICES OR ANY DATA INCLUDED THEREIN OR DERIVED THEREFROM, AND ASSUMES NO LIABILITY IN CONNECTION WITH THEIR USE.

The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

3. Source: J.P. Morgan.

2 | Semiannual Report

Within the subcategories of emerging market debt, local currency-denominated sovereign bonds delivered strong performance, as evidenced by a +7.30% total return for the JPM GBI-EM Broad Diversified Index over the six-month period as investors' appetite for currency risk increased.[1] Hard currency-denominated sovereign bonds lagged, as measured by the JPM EMBI Global Diversified Index, returning +4.30% over the same period.[1] Hard currency-denominated quasi-sovereign and corporate debt, as measured by the BofAML EMC+ Index, outperformed hard currency- and local currency-denominated sovereign bonds over the review period with a +9.15% total return.[2] Hard currency-denominated corporate bonds, as measured by the BofAML Emerging Markets Corporate Plus Index (100% US$ Hedged), outperformed hard currency-denominated sovereign bonds, with a +5.41% return.[2]

Investment Strategy

Our portfolio construction process can be summarized in three integral steps — country allocation, currency allocation and issue selection. The first stage of our emerging market debt investment process is identifying the countries for which we have a favorable outlook, which we manage with a bottom-up, research-driven perspective. Since the portfolio is constructed through bottom-up, fundamental research and not relative to a benchmark index, there is no requirement to hold issues in any one country. The next decision is whether to take exposure in the form of "hard currency" or local currency instruments. Hard currencies are typically currencies of economically and politically stable industrialized nations, such as the G-7.[4] The last decision concerns security selection. This depends on the shape of the sovereign spread curve and the type of the issue's coupon (fixed or floating). We may seek to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk through the use of derivative currency transactions, including currency forward contracts or options.

Manager's Discussion

During the six-month reporting period, the Fund's returns were derived from the various credit-risk categories of emerging market debt, with the largest contribution coming from sovereign debt, followed by quasi-sovereign bonds and then corporate bonds. The Fund's exposure to emerging market currencies

What is a currency forward contract?

What is a currency option?

A currency option is a derivative financial instrument that gives the owner the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date.

4. The G-7, or Group of Seven, is an informal forum of finance ministers from seven industrialized nations who meet periodically to discuss economic policies. The G-7 includes Canada, France, Germany, Italy, Japan, the U.K. and the U.S.

Semiannual Report | 3

Geographic Breakdown*
1/31/13

Country	% of Total Net Assets
Mexico	7.9%
Russia	6.7%
Brazil	5.9%
Ukraine	5.8%
Nigeria	4.3%
Argentina	3.6%
South Africa	3.6%
Iraq	3.3%
Venezuela	3.3%
Bosnia & Herzegovina	2.7%
Georgia	2.7%
Czech Republic	2.5%
Hungary	2.5%
Dominican Republic	2.4%
Uruguay	2.3%
Ghana	2.2%
Costa Rica	2.0%
Colombia	1.9%
Trinidad and Tobago	1.8%
Jordan	1.7%
Republic of Seychelles	1.6%
El Salvador	1.6%
Angola	1.5%
Kazakhstan	1.4%
Montenegro	1.3%
Turkey	1.1%
Chile	1.1%
Tunisia	1.1%
Macedonia	1.1%
India	1.1%
Croatia	1.0%
Uganda	1.0%
Other	5.4%
Short-Term Investments & Other Net Assets	10.6%

*May differ from the SOI because percentages reflect the issuing country of the Fund's long-term securities and include the effect of interest receivable balances.

also boosted returns, with an allocation to the Uruguayan peso having a notable positive impact.

At the country level, Venezuela was among the largest contributors to Fund performance. The country's U.S. dollar-denominated sovereign debt performed robustly over the six-month period as the health of President Chavez deteriorated further, sustaining hopes for political change despite his re-election in October 2012.

The Fund's positions in Ukrainian U.S. dollar-denominated sovereign and municipal debt also helped performance. Contributors included State Savings Bank of Ukraine[5] and City of Kyiv,[6] which benefited from foreign investors' heightened appetite for the high yields many Ukrainian bonds offered. Mexico was another country contributor, largely stemming from cement company Cemex, whose third-quarter results underlined the positive impact of the U.S. housing market recovery on the company's U.S. division and boosted hopes about the heavily indebted company's prospects.

Also aiding Fund performance were holdings in smaller countries, such as Ghana. During the second half of 2012, policymakers managed to stem the Ghanaian cedi's depreciation, increasing the appeal of the country's high yielding domestic debt to foreign investors. A holding in hard currency debt issued by the Seychelles had an additional positive impact on returns following the International Monetary Fund's (IMF's) broadly favorable review of the country's economic prospects. The IMF also extended for another year the borrowing facility it has made available to the Seychelles.

The strength of emerging market debt resulted in few significant negative influences on Fund performance during the six-month period. Among the main detractors was Brazilian utility Centrais Eletricas do Para, whose bonds fell further in value after the approval of a debt restructuring plan aimed at helping the company emerge from bankruptcy protection, which resulted in a meager recovery rate in the range of 17%.[7]

The Fund's holding in Grenadian debt also held back performance following a late coupon payment in early October, which triggered a downgrade in the country's credit rating from independent credit rating agency Standard & Poor's. Elsewhere, the Fund's indirect exposure to North Korean loans detracted from performance as regional tensions rose prior to the country's nuclear weapons test.

5. State Savings Bank of Ukraine loan participation note is listed as SSB #1 PLC in the SOI.
6. City of Kyiv loan participation note is listed as Credit Suisse First Boston International in the SOI.
7. No longer held by period-end.

4 | Semiannual Report

On January 31, 2013, the Fund had exposure to 41 emerging market countries, most of which are shown on page 4. The largest single country exposure was Mexico (7.9% of total net assets), followed by Russia (6.7%), Brazil (5.9%) and Ukraine (5.8%). Securities denominated in G-7 currencies constituted 64.1% of total net assets with 46.3% denominated in the U.S. dollar, 16.0% in the euro and 1.8% in the Japanese yen. The Fund's exposures to the euro and Japanese yen were hedged back into the U.S. dollar. In addition, 26.3% of total net assets were denominated in 15 emerging market currencies, of which the largest was the Brazilian real at 4.0% of total net assets. These figures may differ from the currency breakdown table because they do not include the Fund's holdings in currency forward contracts and other hedging instruments.

During the reporting period, the Fund added a holding in a global depositary note based on a local currency Costa Rican government bond, similar to the Fund's local currency holding in the Dominican Republic. Until the Costa Rican government issued its first hard currency debt in November 2012 — the first such issue since 2004 — it mainly used domestic markets to finance its relatively high deficit. Total public sector debt represented around half of gross domestic product.[8] The government's previous reliance on domestic markets kept yields in the local market elevated, and in September 2012 it auctioned three-year bonds at a yield of around 10.8%. This yield compared to just over 4% for an equivalent maturity U.S. dollar-denominated sovereign bond, or 5.3% for the nine-year U.S. dollar-denominated bond issued by a quasi-sovereign utility. We felt the yield premium offered by the global depositary note adequately compensated for the local market's additional currency risk.

The Fund also purchased a holding in a local currency federal Nigerian government bond, reinvesting maturing proceeds from a Nigerian treasury bill. This bond was one of three Nigerian issues selected for inclusion in the JPM GBI-EM Broad Diversified Index in October 2012 and was therefore relatively liquid. We believed the Nigerian bond's inclusion in the index had the potential to attract further foreign purchasers.

Furthermore, we switched some of the Fund's exposure to Brazilian sovereign debt into an inflation-linked issue as it seemed prudent to us to guard against the possibility that inflationary pressures on the Brazilian economy would continue to increase. The Fund added three new currencies during the review period, the Chilean peso, the Colombian peso and the Costa Rica colon, and eliminated exposure to one currency, the West African franc, as a result of a debt exchange by the Ivory Coast, which positively affected the previously defaulted domestic debt held by the Fund.

Currency Breakdown*
1/31/13

Currency	% of Total Net Assets
U.S. Dollar	54.7%
Euro	17.0%
Brazilian Real	4.0%
Mexican Peso	3.7%
Russian Ruble	2.8%
Uruguayan Peso	2.3%
Nigerian Naira	2.2%
Costa Rica Colon	2.0%
Japanese Yen	1.9%
Dominican Republic Peso	1.7%
South African Rand	1.7%
Ghanaian Cedi	1.7%
Chilean Peso	1.1%
Turkish Lira	1.1%
Ugandan Shilling	1.0%
Serbian Dinar	0.7%
Ukrainian Hryvnia	0.3%
Colombian Peso	0.1%
Swiss Franc**	0.0%

*Percentages may differ from the SOI due to the underlying currency exposure on credit-linked notes and pass-through notes and include the effect of interest receivable balances.

**Rounds to less than 0.1%

8. Source: Central Intelligence Agency, *The World Factbook*.

Semiannual Report | 5

6 | Semiannual Report

Performance Summary as of 1/31/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

Price and Distribution Information

Symbol: FEMDX		Change	1/31/13	7/31/12
Net Asset Value (NAV)		+$0.03	$12.36	$12.33
Distributions (8/1/12–1/31/13)				
Dividend Income	$0.8917			
Short-Term Capital Gain	$0.1156			
Long-Term Capital Gain	$0.0569			
Total	**$1.0642**			

Performance[1]

	6-Month		1-Year	5-Year	Inception (5/24/06)
Cumulative Total Return[2]	+9.05%		+15.21%	+58.11%	+88.19%
Average Annual Total Return[3]	+9.05%		+15.21%	+9.60%	+9.91%
Value of $50,000 Investment[4]	$54,524		$57,607	$79,061	$94,103
Avg. Ann. Total Return (12/31/12)[5]			+17.15%	+9.09%	+9.80%
Total Annual Operating Expenses[6]					
Without Waiver		1.11%			
With Waiver		1.01%			

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ***ftinstitutional.com*** *or call a Franklin Templeton Institutional Services representative at* ***(800) 321-8563****.*

The investment manager and administrator have contractually agreed to waive or assume certain expenses so that Fund expenses (excluding acquired fund fees and expenses) do not exceed 1.00% (other than nonroutine expenses) until 11/30/13.

Semiannual Report | 7

8 | Semiannual Report

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) of the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the Fund’s actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Semiannual Report | 9

10 | Semiannual Report

Franklin Global Trust

Financial Highlights

Franklin Templeton Emerging Market Debt Opportunities Fund

	Six Months Ended January 31, 2013 (unaudited)	Year Ended July 31, 2012	2011	2010	2009	2008
Per share operating performance (for a share outstanding throughout the period)						
Net asset value, beginning of period	$12.33	$12.80	$11.94	$ 9.78	$11.32	$11.25
Income from investment operations[a]:						
Net investment income[b]	0.45	0.90	0.79	0.89	0.83	0.80
Net realized and unrealized gains (losses)	0.64	(0.51)	0.54	1.70	(1.67)	(0.02)
Total from investment operations	1.09	0.39	1.33	2.59	(0.84)	0.78
Less distributions from:						
Net investment income	(0.89)	(0.70)	(0.36)	(0.43)	(0.64)	(0.65)
Net realized gains	(0.17)	(0.16)	(0.11)	—	(0.06)	(0.06)
Total distributions	(1.06)	(0.86)	(0.47)	(0.43)	(0.70)	(0.71)
Net asset value, end of period	$12.36	$12.33	$12.80	$11.94	$ 9.78	$11.32
Total return[c]	9.05%	3.73%	11.40%	26.94%	(5.43)%	7.33%
Ratios to average net assets[d]						
Expenses before waiver and payments by affiliates	1.08%	1.09%	1.11%	1.14%	1.19%	1.23%
Expenses net of waiver and payments by affiliates	1.00%	1.00%	1.00%	1.00%[e]	1.04%[e]	1.10%[e]
Net investment income	7.02%	7.52%	6.38%	7.89%	9.45%	7.11%
Supplemental data						
Net assets, end of period (000's)	$550,097	$464,714	$400,887	$172,858	$96,301	$102,294
Portfolio turnover rate	18.90%	33.17%	29.09%	36.13%	31.91%	47.56%

[a]The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

[b]Based on average daily shares outstanding.

[c]Total return is not annualized for periods less than one year.

[d]Ratios are annualized for periods less than one year.

[e]Benefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 11

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Warrants	Value
Warrants 3.9%			
[a]Central Bank of Nigeria, wts., 11/15/20	Nigeria	60,250	$ 11,387,250
[a]Government of Venezuela, Oil Value Recovery wts., 4/15/20	Venezuela	327,000	10,300,500
Total Warrants (Cost $20,526,960)			21,687,750
		Principal Amount*	
Quasi-Sovereign and Corporate Bonds 23.2%			
Beverages 0.8%			
[b]CEDC Finance Corp. International Inc., senior secured note, Reg S, 9.125%, 12/01/16	Russia	7,000,000	4,375,000
Building Products 2.0%			
Cemex Espana Luxembourg, senior secured note,			
[c]144A, 9.875%, 4/30/19	Mexico	4,366,000	4,922,665
[b]Reg S, 9.25%, 5/12/20	Mexico	5,790,000	6,236,930
			11,159,595
Chemicals 1.1%			
[c]Braskem Finance Ltd., senior note, 144A, 5.375%, 5/02/22	Brazil	4,450,000	4,616,875
[c]Mexichem SAB de CV, senior note, 144A, 4.875%, 9/19/22	Mexico	1,100,000	1,168,750
			5,785,625
Commercial Banks 0.5%			
[d,e]Sphynx Capital Markets, (National Investment Bank of Ghana), PTN, zero cpn., 2/05/09	Ghana	8,000,000	2,880,000
Consumer Finance 1.4%			
[b]HSBK (Europe) BV, senior note, Reg S, 7.25%, 5/03/17	Kazakhstan	6,700,000	7,487,183
Diversified Telecommunication Services 0.1%			
[c]Empresa de Telecommunicaciones de Bogota SA, senior note, 144A, 7.00%, 1/17/23	Colombia	830,000,000 COP	493,023
Electrical Equipment 0.6%			
EGE Haina Finance Co., senior secured note,			
[c]144A, 9.50%, 4/26/17	Dominican Republic	620,000	647,513
[b]Reg S, 9.50%, 4/26/17	Dominican Republic	2,700,000	2,819,812
			3,467,325
Food & Staples Retailing 1.0%			
[b]JBS Finance II Ltd., senior note, Reg S, 8.25%, 1/29/18	Brazil	5,100,000	5,587,688
Food Products 1.0%			
[b]Agrokor DD, senior bond, Reg S, 9.875%, 5/01/19	Croatia	3,600,000 EUR	5,550,857
Independent Power Producers & Energy Traders 0.5%			
[b,f]Companhia Energetica de Sao Paulo, senior note, Reg S, Index Linked, 9.75%, 1/15/15	Brazil	4,000,000 BRL	3,001,355
Media 1.7%			
Central European Media Enterprises Ltd.,			
[c]secured note, 144A, 11.625%, 9/15/16	Czech Republic	2,070,000 EUR	2,944,477
[b]senior secured note, Reg S, 11.625%, 9/15/16	Czech Republic	4,450,000 EUR	6,334,266
			9,278,743

12 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Principal Amount*	Value
Quasi-Sovereign and Corporate Bonds (continued)			
Metals & Mining 2.9%			
[b]Ferrexpo Finance PLC, senior bond, Reg S, 7.875%, 4/07/16	Ukraine	5,900,000	$ 5,959,000
[b]New World Resources PLC, senior note, Reg S, 7.375%, 5/15/15	Czech Republic	3,000,000 EUR	4,157,873
[b]Vedanta Resources PLC, senior note, Reg S, 9.50%, 7/18/18	India	4,900,000	5,800,375
			15,917,248
Municipal Bonds 3.5%			
Province Del Neuquen,			
[c]secured note, 144A, 7.875%, 4/26/21	Argentina	5,500,000	4,751,697
[b]secured note, Reg S, 7.875%, 4/26/21	Argentina	6,430,000	5,555,166
[b]senior secured note, Reg S, 8.656%, 10/18/14	Argentina	996,580	1,021,495
Province of Salta Argentina, senior secured note,			
[c]144A, 9.50%, 3/16/22	Argentina	4,500,000	3,903,750
[b]Reg S, 9.50%, 3/16/22	Argentina	4,710,000	4,085,925
			19,318,033
Oil, Gas & Consumable Fuels 2.7%			
[c]Georgian Oil & Gas Corp., 144A, 6.875%, 5/16/17	Georgia	5,000,000	5,268,750
Petro Co. of Trinidad and Tobago Ltd., senior note,			
[c]144A, 6.00%, 5/08/22	Trinidad and Tobago	950,000	1,053,075
[b]Reg S, 6.00%, 5/08/22	Trinidad and Tobago	7,758,333	8,600,113
			14,921,938
Real Estate Management & Development 0.8%			
[b]Franshion Development Ltd., senior note, Reg S, 6.75%, 4/15/21	China	4,000,000	4,315,380
Road & Rail 0.6%			
[c]Georgian Railway LLC, senior bond, 144A, 7.75%, 7/11/22	Georgia	2,900,000	3,433,484
Specialty Retail 1.9%			
[b,g]Edcon Pty. Ltd., senior secured note, Reg S, FRN, 3.433%, 6/15/14	South Africa	8,000,000 EUR	10,539,974
Thrifts & Mortgage Finance 0.1%			
[d]Astana Finance BV, 7.875%, 6/08/10	Kazakhstan	2,300,000 EUR	327,945
Total Quasi-Sovereign and Corporate Bonds (Cost $119,762,494)			127,840,396
[h]**Loan Participation Notes 9.8%**			
[c]Alfa Bond Issuance PLC (Alfa Bank OJSC), 144A, 7.50%, 9/26/19	Russia	4,400,000	4,796,000
[b]Credit Suisse First Boston International (City of Kyiv), secured bond, Reg S, 8.00%, 11/06/15	Ukraine	7,300,000	7,154,000
[a,g]Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 0.813%, 1/01/28	Iraq	650,458,592 JPY	4,849,844
[c]RSHB Capital SA (Russian Agricultural Bank OJSC), senior sub. note, 144A, 6.00%, 6/03/21	Russia	7,000,000	7,347,480
[b]Rubrika Finance Co. Ltd. (International Bank of Azerbaijan), Reg S, 8.50%, 10/22/13	Azerbaijan	4,000,000	4,128,120

Semiannual Report | 13

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund	Country	Principal Amount*	Value
[h]**Loan Participation Notes (continued)**			
[b]RZD Capital Ltd. (Russian Railways), senior note, Reg S, 8.30%, 4/02/19	Russia	300,000,000 RUB	$ 10,427,941
[b]SB Capital SA (Sberbank), senior note, Reg S, 5.717%, 6/16/21	Russia	4,000,000	4,437,000
SSB #1 PLC (OJSC State Savings Bank of Ukraine), senior note, 8.25%, 3/10/16	Ukraine	11,000,000	10,857,275
Total Loan Participation Notes (Cost $49,259,336)			53,997,660
[i]**Credit-Linked Notes 1.8%**			
[g]Deutsche Bank AG/London, (Government of Angola), senior note, FRN, 5.317%, 6/21/16	Angola	6,125,000 EUR	8,367,349
[c]ING Bank NV, (Government of Ukraine), 144A, 5.50%, 8/25/15	Ukraine	13,200,000 UAH	1,398,623
Total Credit-Linked Notes (Cost $10,098,870)			9,765,972
Foreign Government and Agency Securities 47.1%			
Banque Centrale de Tunisie,			
[b]Reg S, 4.50%, 6/22/20	Tunisia	2,961,000 EUR	3,910,678
senior bond, 4.30%, 8/02/30	Tunisia	200,000,000 JPY	1,954,542
[j]Bonos De La Tesoreria De La Republica, Index Linked, 3.00%,			
1/01/32	Chile	1,368,452,400 CLP	3,018,583
1/01/42	Chile	1,368,452,400 CLP	3,014,358
The Development and Investment Projects Fund of the Jordan Armed Forces and Security Corps., senior note, 6.14%, 12/16/19	Jordan	3,080,000	2,949,100
[d]Government of Argentina, 11.75%, 5/20/11	Argentina	3,000,000 DEM	619,671
[g]Government of Bosnia & Herzegovina,			
FRN, 1.063%, 12/11/17	Bosnia & Herzegovina	2,900,000 DEM	1,726,572
senior bond, B, FRN, 1.063%, 12/11/21	Bosnia & Herzegovina	23,250,000 DEM	13,075,571
Government of Colombia, senior bond, 4.375%, 7/12/21	Colombia	9,000,000	10,134,900
[c]Government of Costa Rica, 144A, 10.58%,			
9/23/15	Costa Rica	3,400,000,000 CRC	7,240,000
6/22/16	Costa Rica	1,660,000,000 CRC	3,585,467
[c]Government of the Dominican Republic, 144A,			
12.00%, 2/08/13	Dominican Republic	90,000,000 DOP	2,212,586
10.50%, 8/09/13	Dominican Republic	210,000,000 DOP	5,224,047
11.70%, 6/06/14	Dominican Republic	60,000,000 DOP	1,542,457
Government of Ecuador,			
[g]FRN, 1.50%, 2/27/15	Ecuador	240,252	216,227
[b]Reg S, 9.375%, 12/15/15	Ecuador	3,100,000	3,218,280
[b]Government of Egypt, senior note, Reg S, 6.875%, 4/30/40	Egypt	2,000,000	1,880,000
[b]Government of El Salvador, senior bond, Reg S, 7.65%, 6/15/35	El Salvador	7,400,000	8,691,300
[c]Government of Georgia, 144A, 6.875%, 4/12/21	Georgia	4,900,000	5,840,089
Government of Ghana,			
13.30%, 9/30/13	Ghana	4,500,000 GHS	2,310,702
13.00%, 6/02/14	Ghana	2,100,000 GHS	1,052,096
23.00%, 8/21/17	Ghana	7,900,000 GHS	5,152,514

14 | Semiannual Report

Semiannual Report | 15

16 | Semiannual Report

Franklin Global Trust

Statement of Investments, January 31, 2013 (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

[a] The principal/notional amount is stated in U.S. dollars unless otherwise indicated.
[a] See Note 1(g) regarding investment in Alternative Strategies Ltd.
[b] Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $164,743,348, representing 29.95% of net assets.
[c] Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2013, the aggregate value of these securities was $88,566,526, representing 16.10% of net assets.
[d] See Note 8 regarding defaulted securities.
[e] Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2013, the aggregate value of these securities was $10,501,088, representing 1.91% of net assets.
[f] Redemption price at maturity is adjusted for inflation. See Note 1(i).
[g] The coupon rate shown represents the rate at period end.
[h] See Note 1(e) regarding loan participation notes.
[i] See Note 1(f) regarding credit-linked notes.
[j] Principal amount of security is adjusted for inflation. See Note 1(i).
[k] Principal amount is stated in 100 Mexican Peso Units.
[l] See Note 10 regarding restricted securities.
[m] Principal amount is stated in 1,000 Brazilian Real Units.
[n] Non-income producing.
[o] The security is traded on a discount basis with no stated coupon rate.
[p] See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio.

At January 31, 2013, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

Forward Exchange Contracts

Currency	Counterparty	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
Euro	CITI	Sell	22,000,000	$28,466,240	3/13/13	$ —	$(1,415,301)
Euro	MSCO	Sell	22,000,000	28,469,694	3/13/13	—	(1,411,847)
Euro	RBCCM	Sell	21,300,000	27,561,455	3/13/13	—	(1,369,310)
Euro	CITI	Buy	22,000,000	29,266,600	3/13/13	614,941	—
Euro	MSCO	Buy	22,000,000	29,260,176	3/13/13	621,365	—
Euro	RBCCM	Buy	21,300,000	28,343,931	3/13/13	586,833	—
Japanese Yen	CITI	Buy	480,000,000	5,432,937	3/13/13	—	(187,663)
Japanese Yen	MSCO	Buy	400,000,000	4,526,064	3/13/13	—	(155,003)
Japanese Yen	CITI	Sell	480,000,000	5,827,364	3/13/13	582,091	—
Japanese Yen	MSCO	Sell	400,000,000	4,859,984	3/13/13	488,922	—
Unrealized appreciation (depreciation)						2,894,152	(4,539,124)
Net unrealized appreciation (depreciation)							$(1,644,972)

See Abbreviations on page 35.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Global Trust

Financial Statements

Statement of Assets and Liabilities

January 31, 2013 (unaudited)

	Franklin Templeton Emerging Market Debt Opportunities Fund
Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$473,087,165
Cost - Sweep Money Fund (Note 7)	45,213,737
Total cost of investments	$518,300,902
Value - Unaffiliated issuers	$490,391,284
Value - Sweep Money Fund (Note 7)	45,213,737
Total value of investments	535,605,021
Cash	152,440
Restricted cash (Note 1d)	1,900,000
Foreign currency, at value (cost $7,299,100)	7,305,145
Receivables:	
Capital shares sold	3,671,643
Interest	6,845,853
Due from brokers	910,000
Unrealized appreciation on forward exchange contracts	2,894,152
Other assets	2,071
Total assets	559,286,325
Liabilities:	
Payables:	
Investment securities purchased	1,726,848
Capital shares redeemed	502,121
Affiliates	403,603
Allocator Funds (Note 13)	2,914
Due to brokers	1,900,000
Unrealized depreciation on forward exchange contracts	4,539,124
Deferred tax	45,230
Accrued expenses and other liabilities	69,009
Total liabilities	9,188,849
Net assets, at value	$550,097,476
Net assets consist of:	
Paid-in capital	$526,587,289
Undistributed net investment income	10,359,259
Net unrealized appreciation (depreciation)	15,687,607
Accumulated net realized gain (loss)	(2,536,679)
Net assets, at value	$550,097,476
Shares outstanding	44,500,610
Net asset value and maximum offering price per share	$12.36

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited)

Franklin Templeton Emerging Market Debt Opportunities Fund

1. Organization and Significant Accounting Policies

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Templeton Emerging Market Debt Opportunities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund's significant accounting policies.

a. Financial Instrument Valuation

The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Trust's Board of Trustees (the Board), the Fund's administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund's valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair

Semiannual Report | 21

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Certain derivative financial instruments (derivatives) trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in net assets.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VLOC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

22 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

1. Organization and Significant Accounting Policies *(continued)*

b. Foreign Currency Translation

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Derivative Financial Instruments

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund's investments in OTC derivatives are subject to the terms of International Swaps and Derivatives Association Master Agreements and other related agreements between the Fund and certain derivative counterparties. These agreements contain various provisions, including but

Semiannual Report | 23

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Derivative Financial Instruments (continued)

not limited to collateral requirements, events of default, requirements for the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. Should the Fund fail to meet any of these provisions, the derivative counterparty has the right to terminate the derivative contract and require immediate payment by the Fund for those OTC derivatives with that particular counterparty that are in a net liability position. At January 31, 2013, the Fund had OTC derivatives in a net liability position of $862,495 and the aggregate value of collateral pledged for such contracts was $910,000.

The Fund entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral. Unrestricted cash may be invested according to the Fund’s investment objectives.

The Fund purchased or wrote OTC option contracts primarily to manage and/or gain exposure to foreign exchange rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. Pursuant to the terms of the written option contract, cash or securities may be required to be deposited as collateral.

At January 31, 2013, the Fund held $356,762 in U.S. treasury notes as collateral for derivatives.

See Note 12 regarding other derivative information.

d. Restricted Cash

At January 31, 2013, the Fund held restricted cash in connection with investments in certain derivative securities. Restricted cash is held in a segregated account with the Fund’s custodian and is reflected in the Statement of Assets and Liabilities.

24 | Semiannual Report

// Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

1. Organization and Significant Accounting Policies *(continued)*

e. Loan Participation Notes

The Fund invests in loan participation notes ("Participations"). Participations are loans originally issued to a borrower by one or more financial institutions (the "Lender") and subsequently sold to other investors, such as the Fund. Participations typically result in the Fund having a contractual relationship only with the Lender, and not with the borrower. The Fund has the right to receive from the Lender any payments of principal, interest and fees which the Lender received from the borrower. The Fund generally has no rights to either enforce compliance by the borrower with the terms of the loan agreement or to any collateral relating to the original loan. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Participations may also involve interest rate risk and liquidity risk, including the potential default or insolvency of the borrower and/or the Lender.

f. Credit-Linked Notes

The Fund purchases credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

g. Investment in Alternative Strategies (FT) Ltd. (FT Subsidiary)

The Fund invests in certain financial instruments, warrants or commodities through its investment in FT Subsidiary, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary of the Fund. The FT Subsidiary has the ability to invest in commodities and securities, consistent with the investment objective of the Fund. At January 31, 2013, all FT Subsidiary investments as well as any payables or receivables are reflected in the Fund's Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the FT Subsidiary during the period ended January 31, 2013, have been included in the Fund's Statement of Operations.

h. Income and Deferred Taxes

Semiannual Report | 25

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
h.	Income and Deferred Taxes (continued)

The Fund may be subject to foreign taxation related to income received, capital gains on the sale of securities and certain foreign currency transactions in the foreign jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests. When a capital gain tax is determined to apply the Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of January 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as interest income on the Statement of Operations.

26 | Semiannual Report

Franklin Global Trust
Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

1. Organization and Significant Accounting Policies *(continued)*

j. Accounting Estimates

k. Guarantees and Indemnifications

2. Shares of Beneficial Interest

At January 31, 2013, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

	Six Months Ended January 31, 2013		Year Ended July 31, 2012	
	Shares	Amount	Shares	Amount
Shares sold	6,833,052	$ 85,804,929	15,878,146	$ 191,788,562
Shares issued in reinvestment of distributions	3,269,155	39,622,164	2,567,206	28,881,071
Shares redeemed	(3,303,391)	(41,767,697)	(12,063,276)	(143,004,206)
Net increase (decrease)	6,798,816	$ 83,659,396	6,382,076	$ 77,665,427

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Investment Management Limited (Investment Management)	Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

Semiannual Report | 27

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

3. Transactions with Affiliates *(continued)*

a. Management Fees

The Fund pays an investment management fee to Investment Management based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $500 million
0.700%	Over $500 million, up to and including $1 billion
0.650%	In excess of $1 billion

Under a subadvisory agreement, FT Institutional, an affiliate of Investment Management, provides subadvisory services to the Fund and receives from Investment Management fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

c. Transfer Agent Fees

For the period ended January 31, 2013, the Fund paid transfer agent fees of $15,670, of which $14,490 was retained by Investor Services.

d. Waiver and Expense Reimbursements

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding acquired fund fees and expenses) do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2013.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2013, there were no credits earned.

28 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

5. Income Taxes

At January 31, 2013, the cost of investments and net unrealized appreciation (depreciation), for income tax purposes were as follows:

Cost of investments	$513,183,170
Unrealized appreciation	$ 41,127,227
Unrealized depreciation	(18,705,376)
Net unrealized appreciation (depreciation)	$ 22,421,851

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, bond discounts and premiums, and commodity-based derivatives.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2013, aggregated $112,411,164 and $85,259,022, respectively.

7. Investments in Institutional Fiduciary Trust Money Market Portfolio

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. Credit Risk and Defaulted Securities

At January 31, 2013, the Fund had 65.27% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2013, the aggregate value of these securities was $4,815,747, representing 0.88% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

Semiannual Report | 29

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. RESTRICTED SECURITIES

The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.

At January 31, 2013, the Fund held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act deemed to be liquid, as follows:

11. UNFUNDED CAPITAL COMMITMENTS

The Fund enters into certain capital commitments and may be obligated to perform on such agreements at a future date. The Fund monitors these commitments and assesses the probability of required performance. For any agreements whose probability of performance is determined to be greater than remote, the Fund assesses the fair value of the commitment. In instances where the probability of performance is greater than remote and the performance under the commitment would result in an unrealized loss, the Fund recognizes such losses on the Statement of Assets and Liabilities and the Statement of Operations.

At January 31, 2013, the Fund had aggregate unfunded capital commitments of $1,610,000, for which no depreciation has been recognized.

30 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

12. Other Derivative Information

At January 31, 2013, the Fund's investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives	
Derivative Contracts Not Accounted for as Hedging Instruments	**Statement of Assets and Liabilities Location**	**Fair Value Amount**	**Statement of Assets and Liabilities Location**	**Fair Value Amount**
Foreign exchange contracts	Unrealized appreciation on forward exchange contracts / Net assets consist of – net unrealized appreciation (depreciation)	$4,876,068	Unrealized depreciation on forward exchange contracts	$4,539,124

For the period ended January 31, 2013, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Locations	Realized Gain (Loss) for the Period	Change in Unrealized Appreciation (Depreciation) for the Period
Foreign exchange contracts	Net realized gain (loss) from foreign currency transactions / Net change in unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currencies	$(1,716,604)	$(5,750,571)

For the period ended January 31, 2013, the average month end market value of derivatives represented 0.67% of average month end net assets. The average month end number of open derivative contracts for the period was 9.

See Note 1(c) regarding derivative financial instruments.

13. Special Servicing Agreement

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the

Semiannual Report | 31

Franklin Global Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Templeton Emerging Market Debt Opportunities Fund

13. SPECIAL SERVICING AGREEMENT (continued)

Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Investment Management. For the period ended January 31, 2013, the Fund was held by one or more of the Allocator Funds and the amount of expenses borne by the Fund is noted in the Statement of Operations. At January 31, 2013, 23.46% of the Fund’s outstanding shares were held by one or more of the Allocator Funds. Effective May 1, 2013, the SSA will be discontinued until further notice and approval by the Board.

14. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended January 31, 2013, the Fund did not use the Global Credit Facility.

15. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs or methodology used for valuing financial instruments are not an indication of the risk associated with investing in those financial instruments.

32 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

15. Fair Value Measurements *(continued)*

A summary of inputs used as of January 31, 2013, in valuing the Fund's assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:				
Investments in Securities:				
Warrants	$ —	$ 21,687,750	$ —	$ 21,687,750
Quasi-Sovereign and Corporate Bonds	—	124,960,396	2,880,000	127,840,396
Loan Participation Notes	—	49,147,816	4,849,844	53,997,660
Credit-Linked Notes	—	9,765,972	—	9,765,972
Foreign Government and Agency Securities	—	255,233,083	3,759,375	258,992,458
Private Equity Fund	—	—	2,452,398	2,452,398
Options Purchased	—	1,981,916	—	1,981,916
Short Term Investments	45,963,731	12,922,740	—	58,886,471
Total Investments in Securities	$45,963,731	$475,699,673	$13,941,617	$535,605,021
Forward Exchange Contracts	—	2,894,152	—	2,894,152
Liabilities:				
Forward Exchange Contracts	—	4,539,124	—	4,539,124

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 investments at the end of the period. At January 31, 2013, the reconciliation of assets, is as follows:

	Balance at Beginning of Period	Purchases	Sales	Transfers into Level 3[a]	Transfers Out of Level 3	Cost Basis Adjustments[b]	Net Realized Gain (Loss)	Net Unrealized Gain (Loss)	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) on Assets Held at Period End
Assets:										
Quasi-Sovereign and Corporate Bonds	$ 2,880,000	$ —	$ —	$ —	$ —	$ —	$ —	$ —	$ 2,880,000	$ —
Loan Participation Notes	5,448,547	—	(270,815)	—	—	147,535	—	(475,423)	4,849,844	(475,423)
Credit-Linked Notes	64,475	—	—	—	—	(472,262)	20,003	387,784	—	—
Foreign Government Securities	3,113,348	—	(154,752)	988,131	—	88,063	—	(275,415)	3,759,375	(275,415)
Private Equity Fund	—	2,990,000	—	—	—	—	—	(537,602)	2,452,398	(537,602)
Total	$11,506,370	$2,990,000	$(425,567)	$988,131	$ —	$(236,664)	$20,003	$(900,656)	$13,941,617	$(1,288,440)

[a]The investment was transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities.

[b]May include accretion, amortization, partnership adjustments, and/or other cost basis adjustments.

Semiannual Report | 33

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

15. Fair Value Measurements *(continued)*

Significant unobservable valuation inputs developed by the VLOC for material Level 3 investments as of January 31, 2013, are as follows:

Description	Fair Value at End of Period	Valuation Technique	Unobservable Inputs	Amount/Range
Assets:				
Investments in Securities:				
Quasi-Sovereign and Corporate Bonds	$ 2,880,000	Market Comparables	Discount for lack of marketability	20%
Loan Participation Notes	4,849,844	Consensus Pricing	Weighted average of offered quotes	$63.00 - $71.38
Foreign Government and Agency Securities	3,759,375	Consensus Pricing	Weighted average of offered quotes	$63.00 - $71.38
		Market Comparables	Discount for lack of marketability	20%
Private Equity Funds	2,452,398	Market Comparables	Discount for lack of marketability	20%
			Price / book multiple	1.0x
Total	$13,941,617			

The significant unobservable inputs used in the fair value measurement of the Fund's investments in quasi-sovereign and corporate bonds are a weighted average of offered quotes and a discount for lack of marketability. A significant and reasonable increase or decrease in the weighted average of offered quotes would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund's investments in foreign government and agency securities are a weighted average of offered quotes and a discount for lack of marketability. A significant and reasonable increase or decrease in the weighted average of offered quotes would result in a significant increase or decrease in the fair value measurement. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement.

The significant unobservable inputs used in the fair value measurement of the Fund's investment in the private equity funds are a discount for lack of marketability and a price to book multiple. A significant and reasonable increase or decrease in the discount for lack of marketability would result in a significant decrease or increase in the fair value measurement. A significant and reasonable increase or decrease in the price to book multiple would result in a significant increase or decrease in the fair value measurement.

The differences in fair value measurements caused by significant and reasonable changes in any of these inputs would not materially impact the net assets of the Fund.

34 | Semiannual Report

Franklin Global Trust

Notes to Financial Statements (unaudited) *(continued)*

Franklin Templeton Emerging Market Debt Opportunities Fund

16. New Accounting Pronouncements

17. Subsequent Events

Abbreviations

Counterparty

BZWS - Barclays Bank PLC
CITI - Citibank N.A.
GSCO - The Goldman Sachs Group, Inc.
MSCO - Morgan Stanley
RBCCM - Royal Bank of Canada

Currency

BRL - Brazilian Real
CHF - Swiss Franc
CLP - Chilean Peso
COP - Colombian Peso
CRC - Costa Rican Colon
DEM - Deutsche Mark
DOP - Dominican Peso
EUR - Euro
GHS - Ghanaian Cedi
JPY - Japanese Yen
MXN - Mexican Peso
NGN - Nigerian Naira
RSD - Serbian Dinar
RUB - Russian Ruble
TRY - Turkish Lira
UAH - Ukraine Hryvnia
UGX - Ugandan Shilling
UYU - Uruguayan Peso
ZAR - South African Rand

Selected Portfolio

FRN - Floating Rate Note
PTN - Pass-through Note

Semiannual Report | 35

Franklin Global Trust

Shareholder Information

Franklin Templeton Emerging Market Debt Opportunities Fund

Proxy Voting Policies and Procedures

The Trust’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

36 | Semiannual Report

FRANKLIN TEMPLETON INSTITUTIONAL

Semiannual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

Investment Manager
Franklin Templeton Investment Management Limited

Subadvisor
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.

Franklin Templeton Institutional Services
(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

699 S 03/13

Item 2. Code OF Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) **Evaluation of Disclosure Controls And Procedures.** The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) **Changes in Internal Controls**. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST

By /s/ Laura F. Fergerson
Laura F. Fergerson
Chief Executive Officer - Finance and Administration
Date March 27, 2013